UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-08606

DWS Target Date Series
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	2/28/2014

ITEM 1.	REPORT TO STOCKHOLDERS

February 28, 2014

Semiannual Report

to Shareholders

DWS Target Date Series

DWS LifeCompass Retirement Fund

DWS LifeCompass 2015 Fund

DWS LifeCompass 2020 Fund

DWS LifeCompass 2030 Fund

DWS LifeCompass 2040 Fund

Contents
3 Letter to Shareholders
4 Performance Summaries
18 Portfolio Management Team
18 Portfolio Summaries
20 Investment Portfolios
30 Statements of Assets and Liabilities
34 Statements of Operations
36 Statements of Changes in Net Assets
41 Financial Highlights
60 Notes to Financial Statements
84 Information About Each Fund's Expenses
90 Advisory Agreement Board Considerations and Fee Evaluation
97 Account Management Resources
100 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider each fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Although allocation among different asset categories generally limits risk, portfolio management may favor an asset category that underperforms other assets or markets as a whole. Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Because exchange-traded funds ("ETFs") trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. ETFs also incur fees and expenses so they may not fully match the performance of the indexes they are designed to track. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The fund may lend securities to approved institutions. Stocks may decline in value. See the prospectus for details.

Target date funds are designed for investors seeking to meet their respective investment goals, such as retirement, around the target date year. The target date is the approximate date when investors plan to start withdrawing their money in the fund. As the fund approaches its target year, the fund will decrease its emphasis on growth of capital and increase its emphasis on current income. The principal value of the funds is not guaranteed at any time, including at the target date. There is no guarantee that the fund will provide adequate income at and through retirement.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DWS Investments Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

Having recently joined Deutsche Asset & Wealth Management as president of the DWS funds and head of Fund Administration, I'd like to take this opportunity to introduce myself. I come with 20 years of experience in asset management and the mutual fund industry. My job is to work closely with your fund board to ensure optimal oversight of the DWS funds' management and operations. I look forward to serving in this role on your behalf.

As for the economy, experts seem to agree that both the U.S. and global economies are recovering. Interest rates, while destined to rise to a level more in line with historical "normal" at some point, will likely remain relatively low for the foreseeable future. The stock markets continue to demonstrate strength as housing rebounds, American manufacturing strengthens, the U.S. budget deficit improves and unemployment continues to move lower. However, uncertainty persists regarding the pace of the recovery, the eventual tapering of government bond purchases, the potential for further political gridlock around the fiscal impasse and lingering effects of the financial crisis. All this uncertainty may well contribute to volatility in both the bond and stock markets.

It may help to remember that market fluctuations are not unusual. However, significant market swings may also reflect behavior that is driven more by investor emotion than any fundamental factors relating to the securities in question. If volatility is making you nervous, it may be time to review your investments. A trusted financial advisor can help you determine if a strategy change is appropriate and identify risk management strategies that serve your specific goals and situation.

Best regards,

Brian Binder
President, DWS Funds

Performance Summaries February 28, 2014 (Unaudited)

DWS LifeCompass Retirement Fund
Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/14
Unadjusted for Sales Charge	7.60%	7.86%	10.91%	4.00%
Adjusted for the Maximum Sales Charge (max 5.75% load)	1.41%	1.65%	9.60%	3.39%
S&P® Target Date Retirement Income Index†	5.86%	5.97%	9.60%	4.76%
Average Annual Total Returns as of 12/31/13 (most recent calendar quarter end)
Unadjusted for Sales Charge		8.22%	9.20%	4.12%
Adjusted for the Maximum Sales Charge (max 5.75% load)		1.99%	7.91%	3.50%
S&P® Target Date Retirement Income Index†		6.28%	7.62%	4.85%
Class B	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/14
Unadjusted for Sales Charge	7.19%	6.96%	10.10%	3.23%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)	3.19%	3.96%	9.96%	3.23%
S&P® Target Date Retirement Income Index†	5.86%	5.97%	9.60%	4.76%
Average Annual Total Returns as of 12/31/13 (most recent calendar quarter end)
Unadjusted for Sales Charge		7.39%	8.39%	3.34%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)		4.39%	8.24%	3.34%
S&P® Target Date Retirement Income Index†		6.28%	7.62%	4.85%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/14
Unadjusted for Sales Charge	7.19%	6.96%	10.08%	3.23%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	6.19%	6.96%	10.08%	3.23%
S&P® Target Date Retirement Income Index†	5.86%	5.97%	9.60%	4.76%
Average Annual Total Returns as of 12/31/13 (most recent calendar quarter end)
Unadjusted for Sales Charge		7.40%	8.37%	3.35%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		7.40%	8.37%	3.35%
S&P® Target Date Retirement Income Index†		6.28%	7.62%	4.85%

DWS LifeCompass Retirement Fund
Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/14
No Sales Charges	7.74%	8.04%	11.20%	4.26%
S&P® Target Date Retirement Income Index†	5.86%	5.97%	9.60%	4.76%
Average Annual Total Returns as of 12/31/13 (most recent calendar quarter end)
No Sales Charges		8.49%	9.46%	4.38%
S&P® Target Date Retirement Income Index†		6.28%	7.62%	4.85%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2013 are 1.29%, 2.09%, 2.01% and 1.00% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DWS LifeCompass Retirement Fund
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended February 28

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

† The S&P Target Date Retirement Income Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets an immediate retirement allocation.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class B	Class C	Class S
Net Asset Value
2/28/14	$12.60	$12.60	$12.59	$12.59
8/31/13	$11.84	$11.84	$11.83	$11.83
Distribution Information as of 2/28/14
Income Dividends, Six Months	$.14	$.09	$.09	$.15

DWS LifeCompass 2015 Fund
Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/14
Unadjusted for Sales Charge	8.72%	10.19%	13.53%	4.20%
Adjusted for the Maximum Sales Charge (max 5.75% load)	2.47%	3.86%	12.19%	3.58%
S&P Target Date 2015 Index†	8.49%	10.64%	13.35%	5.75%
Average Annual Total Returns as of 12/31/13 (most recent calendar quarter end)
Unadjusted for Sales Charge		11.28%	10.74%	4.36%
Adjusted for the Maximum Sales Charge (max 5.75% load)		4.88%	9.44%	3.75%
S&P Target Date 2015 Index†		12.16%	10.54%	5.92%
Class B	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/14
Unadjusted for Sales Charge	8.41%	9.38%	12.69%	3.42%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)	4.41%	6.38%	12.56%	3.42%
S&P Target Date 2015 Index†	8.49%	10.64%	13.35%	5.75%
Average Annual Total Returns as of 12/31/13 (most recent calendar quarter end)
Unadjusted for Sales Charge		10.44%	9.89%	3.58%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)		7.44%	9.75%	3.58%
S&P Target Date 2015 Index†		12.16%	10.54%	5.92%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/14
Unadjusted for Sales Charge	8.32%	9.38%	12.67%	3.42%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	7.32%	9.38%	12.67%	3.42%
S&P Target Date 2015 Index†	8.49%	10.64%	13.35%	5.75%
Average Annual Total Returns as of 12/31/13 (most recent calendar quarter end)
Unadjusted for Sales Charge		10.44%	9.92%	3.60%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		10.44%	9.92%	3.60%
S&P Target Date 2015 Index†		12.16%	10.54%	5.92%

DWS LifeCompass 2015 Fund
Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/14
No Sales Charges	8.87%	10.49%	13.81%	4.45%
S&P Target Date 2015 Index†	8.49%	10.64%	13.35%	5.75%
Average Annual Total Returns as of 12/31/13 (most recent calendar quarter end)
No Sales Charges		11.57%	11.01%	4.62%
S&P Target Date 2015 Index†		12.16%	10.54%	5.92%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2013 are 1.25%, 2.13%, 1.97% and 1.02% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DWS LifeCompass 2015 Fund
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended February 28

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

† The S&P Target Date 2015 Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets retirement horizon on or around 2015.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class B	Class C	Class S
Net Asset Value
2/28/14	$12.54	$12.53	$12.52	$12.52
8/31/13	$11.66	$11.64	$11.64	$11.64
Distribution Information as of 2/28/14
Income Dividends, Six Months	$.13	$.09	$.09	$.15

DWS LifeCompass 2020 Fund
Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/14
Unadjusted for Sales Charge	10.19%	12.62%	14.97%	4.66%
Adjusted for the Maximum Sales Charge (max 5.75% load)	3.85%	6.15%	13.62%	4.04%
S&P Target Date 2020 Index†	9.61%	12.66%	14.96%	6.07%
Average Annual Total Returns as of 12/31/13 (most recent calendar quarter end)
Unadjusted for Sales Charge		14.49%	11.74%	4.89%
Adjusted for the Maximum Sales Charge (max 5.75% load)		7.90%	10.43%	4.27%
S&P Target Date 2020 Index†		14.76%	11.75%	6.26%
Class B	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/14
Unadjusted for Sales Charge	9.70%	11.75%	14.14%	3.89%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)	5.70%	8.75%	14.03%	3.89%
S&P Target Date 2020 Index†	9.61%	12.66%	14.96%	6.07%
Average Annual Total Returns as of 12/31/13 (most recent calendar quarter end)
Unadjusted for Sales Charge		13.67%	10.95%	4.12%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)		10.67%	10.81%	4.12%
S&P Target Date 2020 Index†		14.76%	11.75%	6.26%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/14
Unadjusted for Sales Charge	9.70%	11.75%	14.12%	3.88%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	8.70%	11.75%	14.12%	3.88%
S&P Target Date 2020 Index†	9.61%	12.66%	14.96%	6.07%
Average Annual Total Returns as of 12/31/13 (most recent calendar quarter end)
Unadjusted for Sales Charge		13.59%	10.90%	4.11%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		13.59%	10.90%	4.11%
S&P Target Date 2020 Index†		14.76%	11.75%	6.26%

DWS LifeCompass 2020 Fund
Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/14
No Sales Charges	10.31%	12.91%	15.28%	4.92%
S&P Target Date 2020 Index†	9.61%	12.66%	14.96%	6.07%
Average Annual Total Returns as of 12/31/13 (most recent calendar quarter end)
No Sales Charges		14.78%	12.03%	5.15%
S&P Target Date 2020 Index†		14.76%	11.75%	6.26%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2013 are 1.28%, 2.05%, 1.99% and 1.03% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DWS LifeCompass 2020 Fund
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended February 28

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

† The S&P Target Date 2020 Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets retirement horizon on or around 2020.

‡ Total returns shown for periods less than one year are not annualized.
	Class A	Class B	Class C	Class S
Net Asset Value
2/28/14	$15.46	$15.38	$15.38	$15.47
8/31/13	$14.34	$14.22	$14.22	$14.37
Distribution Information as of 2/28/14
Income Dividends, Six Months	$.34	$.22	$.22	$.38

DWS LifeCompass 2030 Fund
Class A	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 2/28/14
Unadjusted for Sales Charge	12.07%	16.56%	17.55%	5.35%
Adjusted for the Maximum Sales Charge (max 5.75% load)	5.63%	9.86%	16.17%	4.68%
S&P Target Date 2030 Index†	11.31%	16.02%	17.59%	6.84%
Average Annual Total Returns as of 12/31/13 (most recent calendar quarter end)
Unadjusted for Sales Charge		19.77%	13.45%	5.33%
Adjusted for the Maximum Sales Charge (max 5.75% load)		12.88%	12.12%	4.65%
S&P Target Date 2030 Index†		19.14%	13.60%	6.82%
Class B	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 2/28/14
Unadjusted for Sales Charge	11.53%	15.67%	16.71%	4.56%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)	7.53%	12.67%	16.60%	4.56%
S&P Target Date 2030 Index†	11.31%	16.02%	17.59%	6.84%
Average Annual Total Returns as of 12/31/13 (most recent calendar quarter end)
Unadjusted for Sales Charge		18.82%	12.60%	4.55%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)		15.82%	12.47%	4.55%
S&P Target Date 2030 Index†		19.14%	13.60%	6.82%
Class C	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 2/28/14
Unadjusted for Sales Charge	11.54%	15.68%	16.69%	4.55%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	10.54%	15.68%	16.69%	4.55%
S&P Target Date 2030 Index†	11.31%	16.02%	17.59%	6.84%
Average Annual Total Returns as of 12/31/13 (most recent calendar quarter end)
Unadjusted for Sales Charge		18.83%	12.58%	4.54%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		18.83%	12.58%	4.54%
S&P Target Date 2030 Index†		19.14%	13.60%	6.82%

DWS LifeCompass 2030 Fund
Class S	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 2/28/14
No Sales Charges	12.06%	16.87%	17.83%	5.60%
S&P Target Date 2030 Index†	11.31%	16.02%	17.59%	6.84%
Average Annual Total Returns as of 12/31/13 (most recent calendar quarter end)
No Sales Charges		20.09%	13.72%	5.59%
S&P Target Date 2030 Index†		19.14%	13.60%	6.82%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2013 are 1.43%, 2.22%, 2.13% and 1.18% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DWS LifeCompass 2030 Fund
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended February 28

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

* The Fund commenced operations on November 1, 2004. The performance shown for each index is for the time period of October 31, 2004 through February 28, 2014 (through December 31, 2013 for the most recent calendar quarter end returns), which is based on the performance period of the life of the Fund.

† The S&P Target Date 2030 Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets retirement horizon on or around 2030.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class B	Class C	Class S
Net Asset Value
2/28/14	$11.51	$11.51	$11.50	$11.50
8/31/13	$10.66	$10.63	$10.62	$10.68
Distribution Information as of 2/28/14
Income Dividends, Six Months	$.31	$.22	$.22	$.34
Capital Gain Distributions	$.13	$.13	$.13	$.13

DWS LifeCompass 2040 Fund
Class A	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 2/28/14
Unadjusted for Sales Charge	13.03%	18.85%	18.46%	3.15%
Adjusted for the Maximum Sales Charge (max 5.75% load)	6.53%	12.01%	17.06%	2.18%
S&P Target Date 2040 Index†	12.58%	18.29%	19.26%	4.45%
Average Annual Total Returns as of 12/31/13 (most recent calendar quarter end)
Unadjusted for Sales Charge		22.99%	13.94%	13.10%
Adjusted for the Maximum Sales Charge (max 5.75% load)		15.91%	12.59%	2.11%
S&P Target Date 2040 Index†		22.10%	14.77%	4.39%
Class C	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 2/28/14
Unadjusted for Sales Charge	12.52%	17.93%	17.53%	2.37%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	11.54%	17.93%	17.53%	2.37%
S&P Target Date 2040 Index†	12.58%	18.29%	19.26%	4.45%
Average Annual Total Returns as of 12/31/13 (most recent calendar quarter end)
Unadjusted for Sales Charge		22.02%	13.10%	2.34%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		22.02%	13.10%	2.34%
S&P Target Date 2040 Index†		22.10%	14.77%	4.39%
Class S	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 2/28/14
No Sales Charges	13.19%	19.13%	18.78%	3.42%
S&P Target Date 2040 Index†	12.58%	18.29%	19.26%	4.45%
Average Annual Total Returns as of 12/31/13 (most recent calendar quarter end)
No Sales Charges		23.28%	14.25%	3.38%
S&P Target Date 2040 Index†		22.10%	14.77%	4.39%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2013 are 1.60%, 2.36% and 1.36% for Class A, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

DWS LifeCompass 2040 Fund

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended February 28

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

* The Fund commenced operations on November 15, 2007. The performance shown for each index is for the time period of November 30, 2007 through February 28, 2014 (through December 31, 2013 for the most recent calendar quarter end returns), which is based on the performance period of the life of the Fund.

† The S&P Target Date 2040 Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets retirement horizon on or around 2040.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class S
Net Asset Value
2/28/14	$9.03	$9.02	$9.04
8/31/13	$9.20	$9.16	$9.22
Distribution Information as of 2/28/14
Income Dividends, Six Months	$.26	$.18	$.29
Capital Gain Distributions	$1.09	$1.09	$1.09

Portfolio Management Team

Pankaj Bhatnagar, PhD, Managing Director

Portfolio Manager of the fund. Joined the fund in 2013.

— Joined Deutsche Asset & Wealth Management in 2000 with seven years of industry experience; previously, served in Quantitative Strategy roles at Nomura Securities, Credit Suisse and Salomon Brothers.

— Portfolio Manager for the Quantitative Group: New York.

— Degree in Civil Engineering, Indian Institute of Technology; MBA, Kent State University; PhD in Finance, University of North Carolina at Chapel Hill.

Louis Cucciniello, Managing Director

Portfolio Manager of the fund. Joined the fund in 2013.

— Global Co-Head of Retirement and Hybrid Products and Member of Alternatives and Fund Solutions Executive Committee.

— Joined Deutsche Asset & Wealth Management in 2013.

— Formerly, Global Head of Multi-Asset Trading at Deutsche Bank, London.

— Joined Deutsche Bank in 2006 with 13 years of industry experience; previously served as Head of FX Options, Trading and Sales for non-Japan Asia at JP Morgan Singapore, as an Emerging Markets and Commodities Trader and as an Analyst in the Market Risk Management Group at JP Morgan NY.

— BS in Engineering Physics, Cornell University; MBA, University of Chicago.

Benjamin Pace, Managing Director

— Portfolio Manager of the fund. Joined the fund in 2013.

— Joined Deutsche Asset & Wealth Management in 1994 after 11 years of industry experience; previously served as a securities analyst and equity income fund manager for Princeton Bank and Trust. Before that he held portfolio management positions at Midlantic Bank and United Jersey Bank.

— Chief Investment Officer and Head of Discretionary Portfolio Management for Wealth Management in the Americas, Member of the Wealth Management Global Investment Committee, Chair of the Americas Investment Committee and Member of the Wealth Management Americas Executive Committee and the Deutsche Asset & Wealth Management Americas Executive Committee: New York.

— BA in Economics, Columbia University; MBA in Finance, New York University.

Darwei Kung, Director

Portfolio Manager of the fund. Joined the fund in 2013.

— Joined Deutsche Asset & Wealth Management in 2006; previously has worked as a Director, Engineering and Business Development at Calpoint LLC from 2001–2004.

— Portfolio Manager: New York.

— BS and MS, University of Washington, Seattle; MS and MBA, Carnegie Mellon University.

Portfolio Summaries (Unaudited)

Investment Portfolios as of February 28, 2014 (Unaudited)

DWS LifeCompass Retirement Fund
	Shares	Value ($)

Equity — Equity Funds 37.5%
DWS Capital Growth Fund "Institutional" (a)	10,349	785,866
DWS Core Equity Fund "Institutional" (a)	298,892	7,056,829
DWS EAFE Equity Index Fund "Institutional" (a)	165,359	2,453,923
DWS Emerging Markets Equity Fund "Institutional" (a)	32,123	495,979
DWS Equity 500 Index Fund "Institutional" (a)	37,109	7,825,135
DWS Global Equity Fund "Institutional" (a)	77,559	640,641
DWS Global Growth Fund "Institutional" (a)	16,577	493,997
DWS Global Small Cap Growth Fund "Institutional" (a)	22,826	1,083,107
DWS Latin America Equity Fund "S" (a)	1,042	26,676
DWS Small Cap Core Fund "S" (a)	86,376	2,324,369
DWS Small Cap Growth Fund "S" (a)	4,585	154,231
DWS Small Cap Value Fund "Institutional" (a)	3,636	103,032
DWS World Dividend Fund "Institutional" (a)	8,423	244,354
Total Equity — Equity Funds (Cost $17,882,706)		23,688,139

Equity — Exchange-Traded Fund 5.7%
SPDR Barclays Convertible Securities Fund (Cost $3,193,847)	72,938	3,604,596

Fixed Income — Bond Funds 50.0%
DWS Core Fixed Income Fund "Institutional" (a)	839,426	8,251,560
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	44,110	699,148
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	177,886	1,873,144
DWS Enhanced Global Bond Fund "S" (a)	183,537	1,804,167
DWS Floating Rate Fund "Institutional" (a)	181,342	1,719,120
DWS Global Inflation Fund "Institutional" (a)	141,980	1,422,645
DWS High Income Fund "Institutional" (a)	114,126	577,476
DWS Short Duration Fund "S" (a)	754,109	6,930,264
DWS U.S. Bond Index Fund "Institutional" (a)	816,487	8,238,352
Total Fixed Income — Bond Funds (Cost $32,008,169)		31,515,876

Market Neutral Fund 1.1%
DWS Diversified Market Neutral Fund "Institutional" (a) (Cost $721,494)	76,422	670,986
Fixed Income — Money Market Fund 5.8%
Central Cash Management Fund, 0.06% (a) (b) (Cost $3,668,572)	3,668,572	3,668,572

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $57,474,788)†	100.1	63,148,169
Other Assets and Liabilities, Net	(0.1)	(47,331)
Net Assets	100.0	63,100,838

† The cost for federal income tax purposes was $57,965,112. At February 28, 2014, net unrealized appreciation for all securities based on tax cost was $5,183,057. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,351,987 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,168,930.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc.

(b) The rate shown is the annualized seven-day yield at period end.

EAFE: Europe, Australasia and Far East

SPDR: Standard & Poor's Depositary Receipt

During the year ended February 28, 2014, purchases and sales of affiliated Underlying Funds (excluding money market funds) aggregated $17,045,173 and $34,951,281, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding money market funds) aggregated $2,906,538 and $420,047, respectively.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Equity Funds	$23,688,139	$—	$—	$23,688,139
Exchange-Traded Fund	3,604,596	—	—	3,604,596
Bond Funds	31,515,876	—	—	31,515,876
Market Neutral Fund	670,986	—	—	670,986
Money Market Fund	3,668,572	—	—	3,668,572
Total	$63,148,169	$—	$—	$63,148,169

There have been no transfers between fair value measurement levels during the period ended February 28, 2014.

The accompanying notes are an integral part of the financial statements.

DWS LifeCompass 2015 Fund
	Shares	Value ($)

Equity — Equity Funds 45.9%
DWS Capital Growth Fund "Institutional" (a)	16,398	1,245,238
DWS Core Equity Fund "Institutional" (a)	473,627	11,182,322
DWS EAFE Equity Index Fund "Institutional" (a)	361,645	5,366,808
DWS Emerging Markets Equity Fund "Institutional" (a)	69,429	1,071,976
DWS Equity 500 Index Fund "Institutional" (a)	58,803	12,399,877
DWS Global Equity Fund "Institutional" (a)	169,603	1,400,919
DWS Global Growth Fund "Institutional" (a)	36,254	1,080,368
DWS Global Small Cap Growth Fund "Institutional" (a)	49,921	2,368,752
DWS Latin America Equity Fund "S" (a)	2,255	57,744
DWS Small Cap Core Fund "S" (a)	105,760	2,846,002
DWS Small Cap Growth Fund "S" (a)	5,615	188,890
DWS Small Cap Value Fund "Institutional" (a)	4,451	126,137
DWS World Dividend Fund "Institutional" (a)	18,420	534,363
Total Equity — Equity Funds (Cost $29,336,240)		39,869,396

Equity — Exchange-Traded Fund 4.9%
SPDR Barclays Convertible Securities Fund (Cost $3,686,947)	86,681	4,283,775

Fixed Income — Bond Funds 43.1%
DWS Core Fixed Income Fund "Institutional" (a)	1,011,914	9,947,113
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	29,395	465,918
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	215,724	2,271,572
DWS Enhanced Global Bond Fund "S" (a)	184,022	1,808,939
DWS Floating Rate Fund "Institutional" (a)	234,003	2,218,347
DWS Global Inflation Fund "Institutional" (a)	171,150	1,714,921
DWS High Income Fund "Institutional" (a)	147,261	745,141
DWS Short Duration Fund "S" (a)	909,067	8,354,326
DWS U.S. Bond Index Fund "Institutional" (a)	984,245	9,931,033
Total Fixed Income — Bond Funds (Cost $37,779,133)		37,457,310

Market Neutral Fund 1.3%
DWS Diversified Market Neutral Fund "Institutional" (a) (Cost $1,206,356)	127,776	1,121,876

Fixed Income — Money Market Fund 4.9%
Central Cash Management Fund, 0.06% (a) (b) (Cost $4,214,586)	4,214,586	4,214,586

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $76,223,262)†	100.1	86,946,943
Other Assets and Liabilities, Net	(0.1)	(81,106)
Net Assets	100.0	86,865,837

† The cost for federal income tax purposes was $77,160,468. At February 28, 2014, net unrealized appreciation for all securities based on tax cost was $9,786,475. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $11,394,812 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,608,337.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc.

(b) The rate shown is the annualized seven-day yield at period end.

EAFE: Europe, Australasia and Far East

SPDR: Standard & Poor's Depositary Receipt

During the year ended February 28, 2014, purchases and sales of affiliated Underlying Funds (excluding money market funds) aggregated $21,948,425 and $37,138,405, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding money market funds) aggregated $2,856,344 and $1,482,809, respectively.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Equity Funds	$39,869,396	$—	$—	$39,869,396
Exchange-Traded Funds	4,283,775	—	—	4,283,775
Bond Funds	37,457,310	—	—	37,457,310
Market Neutral Fund	1,121,876	—	—	1,121,876
Money Market Fund	4,214,586	—	—	4,214,586
Total	$86,946,943	$—	$—	$86,946,943

There have been no transfers between fair value measurement levels during the year ended February 28, 2014.

The accompanying notes are an integral part of the financial statements.

DWS LifeCompass 2020 Fund
	Shares	Value ($)

Equity — Equity Funds 59.0%
DWS Capital Growth Fund "Institutional" (a)	42,908	3,258,397
DWS Core Equity Fund "Institutional" (a)	1,239,318	29,260,297
DWS EAFE Equity Index Fund "Institutional" (a)	888,767	13,189,304
DWS Emerging Markets Equity Fund "Institutional" (a)	242,365	3,742,117
DWS Equity 500 Index Fund "Institutional" (a)	153,866	32,445,809
DWS Global Equity Fund "Institutional" (a)	416,807	3,442,829
DWS Global Growth Fund "Institutional" (a)	89,095	2,655,040
DWS Global Small Cap Growth Fund "Institutional" (a)	122,684	5,821,333
DWS Latin America Equity Fund "S" (a)	7,871	201,573
DWS Small Cap Core Fund "S" (a)	253,549	6,822,991
DWS Small Cap Growth Fund "S" (a)	13,459	452,761
DWS Small Cap Value Fund "Institutional" (a)	10,672	302,442
DWS World Dividend Fund "Institutional" (a)	45,270	1,313,284
Total Equity — Equity Funds (Cost $80,776,169)		102,908,177

Equity — Exchange-Traded Fund 3.6%
SPDR Barclays Convertible Securities Fund (Cost $5,086,344)	125,670	6,210,611

Fixed Income — Bond Funds 32.8%
DWS Core Fixed Income Fund "Institutional" (a)	1,490,928	14,655,817
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	111,610	1,769,012
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	337,266	3,551,411
DWS Enhanced Global Bond Fund "S" (a)	367,906	3,616,520
DWS Floating Rate Fund "Institutional" (a)	324,598	3,077,189
DWS Global Inflation Fund "Institutional" (a)	252,183	2,526,877
DWS High Income Fund "Institutional" (a)	204,278	1,033,649
DWS Short Duration Fund "S" (a)	1,339,453	12,309,573
DWS U.S. Bond Index Fund "Institutional" (a)	1,450,253	14,633,055
Total Fixed Income — Bond Funds (Cost $58,088,552)		57,173,103

Market Neutral Fund 1.0%
DWS Diversified Market Neutral Fund "Institutional" (a) (Cost $1,824,026)	193,304	1,697,210

Fixed Income — Money Market Fund 3.7%
Central Cash Management Fund, 0.06% (a) (b) (Cost $6,462,845)	6,462,845	6,462,845

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $152,237,936)†	100.1	174,451,946
Other Assets and Liabilities, Net	(0.1)	(131,329)
Net Assets	100.0	174,320,617

† The cost for federal income tax purposes was $153,493,310. At February 28, 2014, net unrealized appreciation for all securities based on tax cost was $20,958,636. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $23,706,101 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,747,465.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc.

(b) The rate shown is the annualized seven-day yield at period end.

EAFE: Europe, Australasia and Far East

SPDR: Standard & Poor's Depositary Receipt

During the year ended February 28, 2014, purchases and sales of affiliated Underlying Funds (excluding money market funds) aggregated $44,123,634 and $57,046,866, respectively. Purchase and sales on non-affiliated Underlying Funds (excluding money market funds) aggregated $2,391,104 and $584,882, respectively.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Equity Funds	$102,908,177	$—	$—	$102,908,177
Exchange-Traded Fund	6,210,611	—	—	6,210,611
Bond Funds	57,173,103	—	—	57,173,103
Market Neutral Fund	1,697,210	—	—	1,697,210
Money Market Fund	6,462,845	—	—	6,462,845
Total	$174,451,946	$—	$—	$174,451,946

There have been no transfers between fair value measurement levels during the period ended February 28, 2014.

The accompanying notes are an integral part of the financial statements.

DWS LifeCompass 2030 Fund
	Shares	Value ($)

Equity — Equity Funds 74.8%
DWS Capital Growth Fund "Institutional" (a)	19,653	1,492,463
DWS Core Equity Fund "Institutional" (a)	567,665	13,402,575
DWS EAFE Equity Index Fund "Institutional" (a)	335,204	4,974,432
DWS Emerging Markets Equity Fund "Institutional" (a)	109,129	1,684,956
DWS Equity 500 Index Fund "Institutional" (a)	70,478	14,861,623
DWS Global Equity Fund "Institutional" (a)	157,206	1,298,525
DWS Global Growth Fund "Institutional" (a)	33,601	1,001,301
DWS Global Small Cap Growth Fund "Institutional" (a)	46,270	2,195,525
DWS Latin America Equity Fund "S" (a)	3,544	90,771
DWS Small Cap Core Fund "S" (a)	112,824	3,036,099
DWS Small Cap Growth Fund "S" (a)	5,988	201,422
DWS Small Cap Value Fund "Institutional" (a)	4,749	134,575
DWS World Dividend Fund "Institutional" (a)	17,074	495,318
Total Equity — Equity Funds (Cost $34,932,297)		44,869,585

Equity — Exchange-Traded Fund 2.1%
SPDR Barclays Convertible Securities Fund (Cost $990,283)	25,660	1,268,117

Fixed Income — Bond Funds 18.4%
DWS Core Fixed Income Fund "Institutional" (a)	304,172	2,990,012
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	39,955	633,284
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	29,107	306,502
DWS Enhanced Global Bond Fund "S" (a)	72,542	713,084
DWS Floating Rate Fund "Institutional" (a)	29,052	275,417
DWS Global Inflation Fund "Institutional" (a)	51,446	515,494
DWS High Income Fund "Institutional" (a)	18,286	92,526
DWS Short Duration Fund "S" (a)	273,278	2,511,428
DWS U.S. Bond Index Fund "Institutional" (a)	295,865	2,985,279
Total Fixed Income — Bond Funds (Cost $11,329,824)		11,023,026

Market Neutral Fund 1.0%
DWS Diversified Market Neutral Fund "Institutional" (a) (Cost $650,298)	69,088	606,594

Fixed Income — Money Market Fund 3.8%
Central Cash Management Fund, 0.06% (a) (b) (Cost $2,271,614)	2,271,614	2,271,614

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $50,174,316)†	100.1	60,038,936
Other Assets and Liabilities, Net	(0.1)	(71,006)
Net Assets	100.0	59,967,930

† The cost for federal income tax purposes was $50,630,164. At February 28, 2014, net unrealized appreciation for all securities based on tax cost was $9,408,772. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,355,928 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $947,156.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc.

(b) The rate shown is the annualized seven-day yield at period end.

EAFE: Europe, Australasia and Far East

SPDR: Standard & Poor's Depositary Receipt

During the year ended February 28, 2014, purchases and sales of affiliated Underlying Funds (excluding money market funds) aggregated $15,548,541 and $24,724,968, respectively. Purchase and sales on non-affiliated Underlying Funds (excluding money market funds) aggregated $166,427 and $440,771, respectively.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Equity Funds	$44,869,585	$—	$—	$44,869,585
Exchange-Traded Fund	1,268,117	—	—	1,268,117
Bond Funds	11,023,026	—	—	11,023,026
Market Neutral Fund	606,594	—	—	606,594
Money Market Fund	2,271,614	—	—	2,271,614
Total	$60,038,936	$—	$—	$60,038,936

There have been no transfers between fair value measurement levels during the year ended February 28, 2014.

The accompanying notes are an integral part of the financial statements.

DWS LifeCompass 2040 Fund
	Shares	Value ($)

Equity — Equity Funds 85.6%
DWS Capital Growth Fund "Institutional" (a)	9,275	704,328
DWS Core Equity Fund "Institutional" (a)	267,882	6,324,698
DWS EAFE Equity Index Fund "Institutional" (a)	181,047	2,686,738
DWS Emerging Markets Equity Fund "Institutional" (a)	72,056	1,112,540
DWS Equity 500 Index Fund "Institutional" (a)	33,260	7,013,475
DWS Global Equity Fund "Institutional" (a)	84,902	701,292
DWS Global Growth Fund "Institutional" (a)	18,149	540,835
DWS Global Small Cap Growth Fund "Institutional" (a)	24,991	1,185,819
DWS Latin America Equity Fund "S" (a)	2,341	59,956
DWS Small Cap Core Fund "S" (a)	62,238	1,674,811
DWS Small Cap Growth Fund "S" (a)	3,303	111,119
DWS Small Cap Value Fund "Institutional" (a)	2,619	74,212
DWS World Dividend Fund "Institutional" (a)	9,221	267,491
Total Equity — Equity Funds (Cost $16,275,063)		22,457,314

Equity — Exchange-Traded Fund 0.8%
SPDR Barclays Convertible Securities Fund (Cost $164,540)	4,534	224,070

Fixed Income — Bond Funds 8.8%
DWS Core Fixed Income Fund "Institutional" (a)	51,555	506,785
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	17,808	282,261
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	12,488	131,504
DWS Enhanced Global Bond Fund "S" (a)	20,575	202,255
DWS Floating Rate Fund "Institutional" (a)	13,046	123,677
DWS Global Inflation Fund "Institutional" (a)	8,722	87,391
DWS High Income Fund "Institutional" (a)	8,217	41,580
DWS Short Duration Fund "S" (a)	46,313	425,620
DWS U.S. Bond Index Fund "Institutional" (a)	50,144	505,956
Total Fixed Income — Bond Funds (Cost $2,342,497)		2,307,029

Market Neutral Fund 1.0%
DWS Diversified Market Neutral Fund "Institutional" (a) (Cost $274,040)	31,168	273,657

Fixed Income — Money Market Fund 4.1%
Central Cash Management Fund, 0.06% (a) (b) (Cost $1,064,175)	1,064,175	1,064,175

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $20,120,315)†	100.3	26,326,245
Other Assets and Liabilities, Net	(0.3)	(82,642)
Net Assets	100.0	26,243,603

† The cost for federal income tax purposes was $20,389,467. At February 28, 2014, net unrealized appreciation for all securities based on tax cost was $5,936,778. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,290,274 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $353,496.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc.

(b) The rate shown is the annualized seven-day yield at period end.

EAFE: Europe, Australasia and Far East

SPDR: Standard & Poor's Depositary Receipt

During the year ended February 28, 2014, purchases and sales of affiliated Underlying Funds (excluding money market funds) aggregated $9,490,591 and $15,946,426, respectively. Purchase and sales on non-affiliated Underlying Funds (excluding money market funds) aggregated $30,761 and $579,235, respectively.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Equity Funds	$22,457,314	$—	$—	$22,457,314
Exchange-Traded Fund	224,070	—	—	224,070
Bond Funds	2,307,029	—	—	2,307,029
Market Neutral Fund	273,657	—	—	273,657
Money Market Fund	1,064,175	—	—	1,064,175
Total	$26,326,245	$—	$—	$26,326,245

There have been no transfers between fair value measurement levels during the period ended February 28, 2014.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
as of February 28, 2014 (Unaudited)
Assets	DWS LifeCompass Retirement Fund	DWS LifeCompass 2015 Fund	DWS LifeCompass 2020 Fund
Investments in affiliated Underlying Funds, at value (cost $54,280,941, $72,536,315 and $147,151,592)	$59,543,573	$82,663,168	$168,241,335
Investments in non-affiliated Underlying Funds, at value (cost $3,193,847, $3,686,947 and $5,086,344)	3,604,596	4,283,775	6,210,611
Total investments in securities, at value (cost $57,474,788, $76,223,262 and $152,237,936)	63,148,169	86,946,943	174,451,946
Receivable for Fund shares sold	1,909	14,468	21,631
Dividends receivable	4,007	3,852	5,608
Interest receivable	110	146	270
Other assets	32,134	32,461	34,886
Total assets	63,186,329	86,997,870	174,514,341
Liabilities
Payable for Fund shares redeemed	10,920	28,729	42,750
Accrued Trustees' fees	1,606	1,521	2,768
Other accrued expenses and payables	72,965	101,783	148,206
Total liabilities	85,491	132,033	193,724
Net assets, at value	$63,100,838	$86,865,837	$174,320,617
Net Assets Consist of
Undistributed net investment income	622,133	674,409	794,524
Net unrealized appreciation (depreciation) on investments	5,673,381	10,723,681	22,214,010
Accumulated net realized gain (loss)	(11,825,333)	(36,905,322)	(20,541,284)
Paid-in capital	68,630,657	112,373,069	171,853,367
Net assets, at value	$63,100,838	$86,865,837	$174,320,617

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of February 28, 2014 (Unaudited) (continued)
Net Asset Value	DWS LifeCompass Retirement Fund	DWS LifeCompass 2015 Fund	DWS LifeCompass 2020 Fund
Class A Net assets applicable to shares outstanding	$15,726,924	$42,500,096	$71,414,035
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	1,248,601	3,389,614	4,619,354
Net Asset Value and redemption price per share	$12.60	$12.54	$15.46
Maximum offering price per share (100 ÷ 94.25 of net asset value)	$13.37	$13.31	$16.40
Class B Net assets applicable to shares outstanding	$170,615	$545,588	$1,215,138
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	13,543	43,556	78,999
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$12.60	$12.53	$15.38
Class C Net assets applicable to shares outstanding	$4,041,160	$9,867,246	$13,769,545
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	321,037	788,026	895,061
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$12.59	$12.52	$15.38
Class S Net assets applicable to shares outstanding	$43,162,139	$33,952,907	$87,921,899
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	3,427,467	2,711,319	5,684,876
Net Asset Value, offering and redemption price per share	$12.59	$12.52	$15.47

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of February 28, 2014 (Unaudited) (continued)
Assets	DWS LifeCompass 2030 Fund	DWS LifeCompass 2040 Fund
Investments in affiliated Underlying Funds, at value (cost $49,184,033 and $19,955,775)	$58,770,819	$26,102,175
Investments in non-affiliated Underlying Funds, at value (cost $990,283 and $164,540)	1,268,117	224,070
Total investments in securities, at value (cost $50,174,316 and $20,120,315)	60,038,936	26,326,245
Receivable for Fund shares sold	10,867	2,644
Dividends receivable	1,560	268
Interest receivable	79	44
Other assets	27,739	24,506
Total assets	60,079,181	26,353,707
Liabilities
Payable for Fund shares redeemed	37,278	60,395
Accrued Trustees' fees	1,815	846
Other accrued expenses and payables	72,158	48,863
Total liabilities	111,251	110,104
Net assets, at value	$59,967,930	$26,243,603
Net Assets Consist of
Distributions in excess of net investment income	(492,857)	(364,324)
Net unrealized appreciation (depreciation) on investments	9,864,620	6,205,930
Accumulated net realized gain (loss)	2,907,779	1,992,959
Paid-in capital	47,688,388	18,409,038
Net assets, at value	$59,967,930	$26,243,603

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of February 28, 2014 (Unaudited) (continued)
Net Asset Value	DWS LifeCompass 2030 Fund	DWS LifeCompass 2040 Fund
Class A Net assets applicable to shares outstanding	$35,255,108	$14,200,480
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	3,064,171	1,572,625
Net Asset Value and redemption price per share	$11.51	$9.03
Maximum offering price per share (100 ÷ 94.25 of net asset value)	$12.21	$9.58
Class B Net assets applicable to shares outstanding	$325,532	—
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	28,284	—
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$11.51	—
Class C Net assets applicable to shares outstanding	$5,533,672	$330,229
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	481,034	36,595
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$11.50	$9.02
Class S Net assets applicable to shares outstanding	$18,853,618	$11,712,894
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	1,639,237	1,296,084
Net Asset Value, offering and redemption price per share	$11.50	$9.04

The accompanying notes are an integral part of the financial statements.

Statements of Operations
for the six months ended February 28, 2014 (Unaudited)
Investment Income	DWS LifeCompass Retirement Fund	DWS LifeCompass 2015 Fund	DWS LifeCompass 2020 Fund
Income distributions from affiliated Underlying Funds	$773,125	$1,062,069	$1,890,578
Dividends	55,934	76,792	114,341
Total income	829,059	1,138,861	2,004,919
Expenses: Administration fee	33,121	45,037	87,119
Services to shareholders	60,648	92,519	195,463
Distribution and service fees	42,405	104,964	161,418
Custodian fee	6,065	6,717	6,396
Audit and tax fees	22,263	22,263	22,263
Legal fees	7,298	6,953	9,419
Reports to shareholders	12,904	16,231	20,551
Registration fees	23,706	23,449	23,703
Trustees' fees and expenses	2,266	1,155	4,066
Other	3,114	3,199	4,354
Total expenses before expense reductions	213,790	322,487	534,752
Expense reductions	(101,018)	(121,597)	(188,208)
Total expenses after expense reductions	112,772	200,890	346,544
Net investment income	716,287	937,971	1,658,375
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Sale of affiliated Underlying Funds	(588,405)	1,485,133	3,117,099
Sale of non-affiliated Underlying Funds	183	(45,633)	406
Capital gain distributions from affiliated Underlying Funds	1,219,382	1,728,667	3,597,945
	631,160	3,168,167	6,715,450
Change in net unrealized appreciation (depreciation) on investments	3,647,396	3,551,745	8,625,844
Net gain (loss)	4,278,556	6,719,912	15,341,294
Net increase (decrease) in net assets resulting from operations	$4,994,843	$7,657,883	$16,999,669

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the six months ended February 28, 2014 (Unaudited) (continued)
Investment Income	DWS LifeCompass 2030 Fund	DWS LifeCompass 2040 Fund
Income distributions from affiliated Underlying Funds	$608,781	$257,304
Dividends	27,671	9,050
Total income	636,452	266,354
Expenses: Administration fee	30,386	14,268
Services to shareholders	74,942	42,454
Distribution and service fees	70,848	20,500
Custodian fee	5,072	4,812
Audit and tax fees	22,204	22,444
Legal fees	7,588	6,731
Reports to shareholders	8,755	7,992
Registration fees	23,271	18,120
Trustees' fees and expenses	2,511	1,586
Other	2,173	2,292
Total expenses before expense reductions	247,750	141,199
Expense reductions	(111,311)	(89,650)
Total expenses after expense reductions	136,439	51,549
Net investment income	500,013	214,805
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Sale of affiliated Underlying Funds	2,005,800	1,681,193
Sale of non-affiliated Underlying Funds	27,103	75,686
Capital gain distributions from affiliated Underlying Funds	1,371,046	632,826
	3,403,949	2,389,705
Change in net unrealized appreciation (depreciation) on investments	3,102,642	972,021
Net gain (loss)	6,506,591	3,361,726
Net increase (decrease) in net assets resulting from operations	$7,006,604	$3,576,531

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
DWS LifeCompass Retirement Fund
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013
Operations: Net investment income	$716,287	$1,783,709
Operations: Net investment income	$716,287	$1,783,709
Net realized gain (loss)	631,160	1,626,366
Change in net unrealized appreciation (depreciation)	3,647,396	324,400
Net increase (decrease) in net assets resulting from operations	4,994,843	3,734,475
Distributions to shareholders from: Net investment income: Class A	(195,208)	(531,042)
Class B	(1,441)	(5,786)
Class C	(29,988)	(60,155)
Class S	(556,983)	(1,135,083)
Total distributions	(783,620)	(1,732,066)
Fund share transactions: Proceeds from shares sold	3,288,347	7,255,554
Reinvestment of distributions	729,879	1,629,194
Payments for shares redeemed	(17,494,530)	(26,324,212)
Net increase (decrease) in net assets from Fund share transactions	(13,476,304)	(17,439,464)
Increase (decrease) in net assets	(9,265,081)	(15,437,055)
Net assets at beginning of period	72,365,919	87,802,974
Net assets at end of period (including undistributed net investment income of $622,133 and $689,466, respectively)	$63,100,838	$72,365,919

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued) DWS LifeCompass 2015 Fund
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013
Operations: Net investment income	$937,971	$2,597,186
Operations: Net investment income	$937,971	$2,597,186
Net realized gain (loss)	3,168,167	3,021,698
Change in net unrealized appreciation (depreciation)	3,551,745	3,028,312
Net increase (decrease) in net assets resulting from operations	7,657,883	8,647,196
Distributions to shareholders from: Net investment income: Class A	(482,141)	(1,013,306)
Class B	(4,857)	(13,224)
Class C	(69,463)	(124,673)
Class S	(457,732)	(1,252,690)
Total distributions	(1,014,193)	(2,403,893)
Fund share transactions: Proceeds from shares sold	4,455,999	11,680,242
Reinvestment of distributions	986,872	2,352,615
Payments for shares redeemed	(17,714,379)	(69,746,965)
Net increase (decrease) in net assets from Fund share transactions	(12,271,508)	(55,714,108)
Increase (decrease) in net assets	(5,627,818)	(49,470,805)
Net assets at beginning of period	92,493,655	141,964,460
Net assets at end of period (including undistributed net investment income of $674,409 and $750,631, respectively)	$86,865,837	$92,493,655

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued) DWS LifeCompass 2020 Fund
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013
Operations: Net investment income	$1,658,375	$3,848,910
Operations: Net investment income	$1,658,375	$3,848,910
Net realized gain (loss)	6,715,450	5,564,685
Change in net unrealized appreciation (depreciation)	8,625,844	6,456,533
Net increase (decrease) in net assets resulting from operations	16,999,669	15,870,128
Distributions to shareholders from: Net investment income: Class A	(1,576,885)	(1,459,194)
Class B	(18,342)	(28,814)
Class C	(195,670)	(154,707)
Class S	(2,206,725)	(2,258,510)
Total distributions	(3,997,622)	(3,901,225)
Fund share transactions: Proceeds from shares sold	9,741,190	22,018,173
Reinvestment of distributions	3,903,214	3,814,271
Payments for shares redeemed	(25,465,625)	(66,386,724)
Net increase (decrease) in net assets from Fund share transactions	(11,821,221)	(40,554,280)
Increase (decrease) in net assets	1,180,826	(28,585,377)
Net assets at beginning of period	173,139,791	201,725,168
Net assets at end of period (including undistributed net investment income of $794,524 and $3,133,771, respectively)	$174,320,617	$173,139,791

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued) DWS LifeCompass 2030 Fund
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013
Operations: Net investment income	$500,013	$1,274,250
Operations: Net investment income	$500,013	$1,274,250
Net realized gain (loss)	3,403,949	4,149,138
Change in net unrealized appreciation (depreciation)	3,102,642	2,247,623
Net increase (decrease) in net assets resulting from operations	7,006,604	7,671,011
Distributions to shareholders from: Net investment income: Class A	(936,205)	(690,169)
Class B	(6,746)	(6,214)
Class C	(97,384)	(40,054)
Class S	(557,333)	(424,344)
Net realized gains: Class A	(383,216)	—
Class B	(3,904)	—
Class C	(56,413)	—
Class S	(207,781)	—
Total distributions	(2,248,982)	(1,160,781)
Fund share transactions: Proceeds from shares sold	5,798,042	20,688,469
Reinvestment of distributions	2,234,315	1,154,677
Payments for shares redeemed	(15,862,158)	(32,806,627)
Net increase (decrease) in net assets from Fund share transactions	(7,829,801)	(10,963,481)
Increase (decrease) in net assets	(3,072,179)	(4,453,251)
Net assets at beginning of period	63,040,109	67,493,360
Net assets at end of period (including distributions in excess of net investment income and undistributed net investment income of $492,857 and $604,798, respectively)	$59,967,930	$63,040,109

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued) DWS LifeCompass 2040 Fund
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013
Operations: Net investment income	$214,805	$733,627
Operations: Net investment income	$214,805	$733,627
Net realized gain (loss)	2,389,705	3,100,651
Change in net unrealized appreciation (depreciation)	972,021	1,237,864
Net increase (decrease) in net assets resulting from operations	3,576,531	5,072,142
Distributions to shareholders from: Net investment income: Class A	(424,135)	(314,923)
Class C	(6,606)	(1,747)
Class S	(355,254)	(332,082)
Net realized gains: Class A	(1,779,542)	(157,332)
Class C	(39,685)	(1,860)
Class S	(1,352,960)	(140,701)
Total distributions	(3,958,182)	(948,645)
Fund share transactions: Proceeds from shares sold	5,196,784	15,013,740
Reinvestment of distributions	3,956,379	948,565
Payments for shares redeemed	(13,220,905)	(29,309,123)
Net increase (decrease) in net assets from Fund share transactions	(4,067,742)	(13,346,818)
Increase (decrease) in net assets	(4,449,393)	(9,223,321)
Net assets at beginning of period	30,692,996	39,916,317
Net assets at end of period (including distributions in excess of net investment income and undistributed net investment income of $364,324 and $206,866, respectively)	$26,243,603	$30,692,996

The accompanying notes are an integral part of the financial statements.

Financial Highlights
DWS LifeCompass Retirement Fund — Class A
	Six Months Ended 2/28/14 (Unaudited)		Years Ended August 31,
			2013	2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$11.84		$11.58	$11.06	$10.47	$10.08	$11.49
Income (loss) from investment operations: Net investment incomea	.13		.25	.22	.24	.25	.36
Net realized and unrealized gain (loss)	.77		.25	.52	.58	.42	(1.36)
Total from investment operations	.90		.50	.74	.82	.67	(1.00)
Less distributions from: Net investment income	(.14)		(.24)	(.22)	(.23)	(.28)	(.41)
Net asset value, end of period	$12.60		$11.84	$11.58	$11.06	$10.47	$10.08
Total Return (%)b,c,d	7.60	**	4.33	6.79	7.81	6.67	(8.29)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	16		23	29	27	31	31
Ratio of expenses before expense reductions (%)e	.83	*	.74	.74	.71	.74	.77
Ratio of expenses after expense reductions (%)e	.46	*	.47	.62	.62	.61	.52
Ratio of net investment income (%)	2.05	*	2.08	1.99	2.12	2.39	3.84
Portfolio turnover rate (%)	30	**	28	53	37	53	41
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass Retirement Fund — Class B
	Six Months Ended 2/28/14 (Unaudited)		Years Ended August 31,
			2013	2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$11.84		$11.58	$11.06	$10.47	$10.08	$11.49
Income (loss) from investment operations: Net investment incomea	.08		.16	.14	.15	.17	.29
Net realized and unrealized gain (loss)	.77		.25	.52	.58	.42	(1.36)
Total from investment operations	.85		.41	.66	.73	.59	(1.07)
Less distributions from: Net investment income	(.09)		(.15)	(.14)	(.14)	(.20)	(.34)
Net asset value, end of period	$12.60		$11.84	$11.58	$11.06	$10.47	$10.08
Total Return (%)b,c,d	7.19	**	3.55	5.99	7.00	5.87	(8.99)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.2		.2	1	1	2	3
Ratio of expenses before expense reductions (%)e	1.71	*	1.54	1.48	1.43	1.43	1.56
Ratio of expenses after expense reductions (%)e	1.21	*	1.23	1.37	1.37	1.36	1.27
Ratio of net investment income (%)	1.27	*	1.36	1.24	1.37	1.64	3.09
Portfolio turnover rate (%)	30	**	28	53	37	53	41
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass Retirement Fund — Class C
	Six Months Ended 2/28/14 (Unaudited)		Years Ended August 31,
			2013	2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$11.83		$11.57	$11.05	$10.46	$10.07	$11.49
Income (loss) from investment operations: Net investment incomea	.08		.16	.14	.15	.17	.29
Net realized and unrealized gain (loss)	.77		.25	.52	.58	.42	(1.37)
Total from investment operations	.85		.41	.66	.73	.59	(1.08)
Less distributions from: Net investment income	(.09)		(.15)	(.14)	(.14)	(.20)	(.34)
Net asset value, end of period	$12.59		$11.83	$11.57	$11.05	$10.46	$10.07
Total Return (%)b,c,d	7.19	**	3.55	6.00	7.01	5.88	(9.06)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4		4	5	6	7	8
Ratio of expenses before expense reductions (%)e	1.50	*	1.46	1.43	1.40	1.40	1.45
Ratio of expenses after expense reductions (%)e	1.21	*	1.22	1.37	1.37	1.36	1.27
Ratio of net investment income (%)	1.27	*	1.32	1.23	1.37	1.64	3.09
Portfolio turnover rate (%)	30	**	28	53	37	53	41
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass Retirement Fund — Class S
	Six Months Ended 2/28/14 (Unaudited)		Years Ended August 31,
			2013	2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$11.83		$11.57	$11.06	$10.46	$10.08	$11.49
Income (loss) from investment operations: Net investment incomea	.14		.28	.25	.26	.28	.38
Net realized and unrealized gain (loss)	.77		.25	.51	.59	.41	(1.35)
Total from investment operations	.91		.53	.76	.85	.69	(.97)
Less distributions from: Net investment income	(.15)		(.27)	(.25)	(.25)	(.31)	(.44)
Net asset value, end of period	$12.59		$11.83	$11.57	$11.06	$10.46	$10.08
Total Return (%)b,c	7.74	**	4.59	6.97	8.18	6.84	(8.04)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	43		45	53	54	53	53
Ratio of expenses before expense reductions (%)d	.49	*	.45	.45	.39	.42	.50
Ratio of expenses after expense reductions (%)d	.21	*	.22	.37	.37	.36	.27
Ratio of net investment income (%)	2.29	*	2.34	2.20	2.37	2.64	4.09
Portfolio turnover rate (%)	30	**	28	53	37	53	41
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
d The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass 2015 Fund — Class A
	Six Months Ended 2/28/14 (Unaudited)		Years Ended August 31,
			2013	2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$11.66		$11.14	$10.57	$9.70	$9.39	$11.12
Income (loss) from investment operations: Net investment incomea	.12		.24	.20	.20	.20	.26
Net realized and unrealized gain (loss)	.89		.51	.58	.85	.33	(1.68)
Total from investment operations	1.01		.75	.78	1.05	.53	(1.42)
Less distributions from: Net investment income	(.13)		(.23)	(.21)	(.18)	(.22)	(.31)
Net asset value, end of period	$12.54		$11.66	$11.14	$10.57	$9.70	$9.39
Total Return (%)b,c,d	8.72	**	6.74	7.54	10.80	5.61	(12.46)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	43		44	58	63	70	77
Ratio of expenses before expense reductions (%)e	.73	*	.68	.66	.65	.65	.69
Ratio of expenses after expense reductions (%)e	.46	*	.47	.58	.58	.57	.48
Ratio of net investment income (%)	2.05	*	2.08	1.83	1.88	2.02	3.05
Portfolio turnover rate (%)	28	**	31	39	31	51	32
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass 2015 Fund — Class B
	Six Months Ended 2/28/14 (Unaudited)		Years Ended August 31,
			2013	2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$11.64		$11.13	$10.55	$9.69	$9.38	$11.11
Income (loss) from investment operations: Net investment incomea	.08		.16	.12	.12	.13	.20
Net realized and unrealized gain (loss)	.90		.49	.59	.84	.32	(1.69)
Total from investment operations	.98		.65	.71	.96	.45	(1.49)
Less distributions from: Net investment income	(.09)		(.14)	(.13)	(.10)	(.14)	(.24)
Net asset value, end of period	$12.53		$11.64	$11.13	$10.55	$9.69	$9.38
Total Return (%)b,c,d	8.41	**	5.86	6.84	9.88	4.82	(13.14)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1		1	1	3	7	10
Ratio of expenses before expense reductions (%)e	1.71	*	1.56	1.54	1.45	1.37	1.48
Ratio of expenses after expense reductions (%)e	1.21	*	1.22	1.33	1.33	1.32	1.23
Ratio of net investment income (%)	1.32	*	1.39	1.13	1.13	1.27	2.30
Portfolio turnover rate (%)	28	**	31	39	31	51	32
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass 2015 Fund — Class C
	Six Months Ended 2/28/14 (Unaudited)		Years Ended August 31,
			2013	2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$11.64		$11.13	$10.55	$9.69	$9.38	$11.10
Income (loss) from investment operations: Net investment incomea	.08		.15	.12	.12	.13	.20
Net realized and unrealized gain (loss)	.89		.50	.59	.84	.32	(1.68)
Total from investment operations	.97		.65	.71	.96	.45	(1.48)
Less distributions from: Net investment income	(.09)		(.14)	(.13)	(.10)	(.14)	(.24)
Net asset value, end of period	$12.52		$11.64	$11.13	$10.55	$9.69	$9.38
Total Return (%)b,c,d	8.32	**	5.86	6.84	9.89	4.83	(13.05)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	10		10	11	13	15	18
Ratio of expenses before expense reductions (%)e	1.44	*	1.40	1.38	1.36	1.34	1.41
Ratio of expenses after expense reductions (%)e	1.21	*	1.22	1.33	1.33	1.32	1.23
Ratio of net investment income (%)	1.31	*	1.30	1.10	1.13	1.28	2.30
Portfolio turnover rate (%)	28	**	31	39	31	51	32
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass 2015 Fund — Class S
	Six Months Ended 2/28/14 (Unaudited)		Years Ended August 31,
			2013	2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$11.64		$11.13	$10.55	$9.69	$9.38	$11.11
Income (loss) from investment operations: Net investment incomea	.14		.28	.22	.23	.22	.28
Net realized and unrealized gain (loss)	.89		.48	.60	.84	.33	(1.68)
Total from investment operations	1.03		.76	.82	1.07	.55	(1.40)
Less distributions from: Net investment income	(.15)		(.25)	(.24)	(.21)	(.24)	(.33)
Net asset value, end of period	$12.52		$11.64	$11.13	$10.55	$9.69	$9.38
Total Return (%)b,c	8.87	**	6.92	7.92	10.98	5.89	(12.25)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	34		38	71	70	73	71
Ratio of expenses before expense reductions (%)d	.49	*	.45	.44	.42	.41	.46
Ratio of expenses after expense reductions (%)d	.21	*	.22	.33	.33	.32	.23
Ratio of net investment income (%)	2.34	*	2.41	2.07	2.13	2.27	3.30
Portfolio turnover rate (%)	28	**	31	39	31	51	32
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
d The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass 2020 Fund — Class A
	Six Months Ended 2/28/14 (Unaudited)		Years Ended August 31,
			2013	2012	2011	2010		2009
Selected Per Share Data
Net asset value, beginning of period	$14.34		$13.50	$12.74	$11.56	$11.21		$13.66
Income (loss) from investment operations: Net investment incomea	.14		.27	.22	.22	.21		.27
Net realized and unrealized gain (loss)	1.32		.83	.78	1.18	.36		(2.27)
Total from investment operations	1.46		1.10	1.00	1.40	.57		(2.00)
Less distributions from: Net investment income	(.34)		(.26)	(.24)	(.22)	(.23)		(.37)
Net realized gains	—		—	—	—	—		(.08)
Total distributions	(.34)		(.26)	(.24)	(.22)	(.23)		(.45)
Increase from regulatory settlements	—		—	—	—	.01	f	—
Net asset value, end of period	$15.46		$14.34	$13.50	$12.74	$11.56		$11.21
Total Return (%)b,c,d	10.19	**	8.28	8.01	12.08	5.10	f	(14.08)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	71		72	80	79	80		77
Ratio of expenses before expense reductions (%)e	.67	*	.67	.63	.68	.67		.71
Ratio of expenses after expense reductions (%)e	.46	*	.47	.59	.59	.58		.49
Ratio of net investment income (%)	1.83	*	1.93	1.69	1.70	1.82		2.63
Portfolio turnover rate (%)	27	**	32	45	26	50		32
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
f Includes a non-recurring payment from the Advisor which amounted to $0.0004 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.0063 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.06% lower.
* Annualized
** Not annualized

DWS LifeCompass 2020 Fund — Class B
	Six Months Ended 2/28/14 (Unaudited)		Years Ended August 31,
			2013		2012	2011		2010		2009
Selected Per Share Data
Net asset value, beginning of period	$14.22		$13.39		$12.62	$11.45		$11.11		$13.53
Income (loss) from investment operations: Net investment incomea	.08		.18		.14	.13		.13		.19
Net realized and unrealized gain (loss)	1.30		.82		.77	1.16		.34		(2.24)
Total from investment operations	1.38		1.00		.91	1.29		.47		(2.05)
Less distributions from: Net investment income	(.22)		(.17)		(.14)	(.12)		(.14)		(.29)
Net realized gains	—		—		—	—		—		(.08)
Total distributions	(.22)		(.17)		(.14)	(.12)		(.14)		(.37)
Increase from regulatory settlements	—		—		—	—		.01	f	—
Net asset value, end of period	$15.38		$14.22		$13.39	$12.62		$11.45		$11.11
Total Return (%)b,d	9.70	c**	7.55	c	7.34	11.24	c	4.24	c,f	(14.69	)c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1		1		3	5		10		14
Ratio of expenses before expense reductions (%)e	1.55	*	1.44		1.23	1.54		1.39		1.47
Ratio of expenses after expense reductions (%)e	1.21	*	1.22		1.23	1.34		1.33		1.24
Ratio of net investment income (%)	1.06	*	1.26		1.07	.95		1.07		1.88
Portfolio turnover rate (%)	27	**	32		45	26		50		32
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
f Includes a non-recurring payment from the Advisor which amounted to $0.0004 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.0063 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.06% lower.
* Annualized
** Not annualized

DWS LifeCompass 2020 Fund — Class C
	Six Months Ended 2/28/14 (Unaudited)		Years Ended August 31,
			2013		2012	2011		2010		2009
Selected Per Share Data
Net asset value, beginning of period	$14.22		$13.38		$12.63	$11.45		$11.11		$13.54
Income (loss) from investment operations: Net investment incomea	.08		.16		.12	.13		.13		.19
Net realized and unrealized gain (loss)	1.30		.84		.77	1.17		.34		(2.25)
Total from investment operations	1.38		1.00		.89	1.30		.47		(2.06)
Less distributions from: Net investment income	(.22)		(.16)		(.14)	(.12)		(.14)		(.29)
Net realized gains	—		—		—	—		—		(.08)
Total distributions	(.22)		(.16)		(.14)	(.12)		(.14)		(.37)
Increase from regulatory settlements	—		—		—	—		.01	f	—
Net asset value, end of period	$15.38		$14.22		$13.38	$12.63		$11.45		$11.11
Total Return (%)b,d	9.70	c**	7.52	c	7.17	11.33	c	4.24	c,f	(14.74	)c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	14		13		14	16		18		21
Ratio of expenses before expense reductions (%)e	1.38	*	1.38		1.33	1.40		1.37		1.44
Ratio of expenses after expense reductions (%)e	1.21	*	1.22		1.33	1.34		1.33		1.24
Ratio of net investment income (%)	1.08	*	1.18		.95	.95		1.07		1.88
Portfolio turnover rate (%)	27	**	32		45	26		50		32
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
f Includes a non-recurring payment from the Advisor which amounted to $0.0004 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.0063 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.06% lower.
* Annualized
** Not annualized

DWS LifeCompass 2020 Fund — Class S
	Six Months Ended 2/28/14 (Unaudited)		Years Ended August 31,
			2013	2012	2011	2010		2009
Selected Per Share Data
Net asset value, beginning of period	$14.37		$13.52	$12.77	$11.58	$11.23		$13.69
Income (loss) from investment operations: Net investment incomea	.16		.31	.24	.25	.24		.29
Net realized and unrealized gain (loss)	1.32		.84	.78	1.19	.36		(2.28)
Total from investment operations	1.48		1.15	1.02	1.44	.60		(1.99)
Less distributions from: Net investment income	(.38)		(.30)	(.27)	(.25)	(.26)		(.39)
Net realized gains	—		—	—	—	—		(.08)
Total distributions	(.38)		(.30)	(.27)	(.25)	(.26)		(.47)
Increase from regulatory settlements	—		—	—	—	.01	e	—
Net asset value, end of period	$15.47		$14.37	$13.52	$12.77	$11.58		$11.23
Total Return (%)b,c	10.31	**	8.62	8.19	12.43	5.36	e	(13.90)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	88		87	105	107	96		96
Ratio of expenses before expense reductions (%)d	.43	*	.42	.42	.42	.45		.51
Ratio of expenses after expense reductions (%)d	.21	*	.22	.34	.34	.33		.24
Ratio of net investment income (%)	2.10	*	2.20	1.87	1.95	2.07		2.88
Portfolio turnover rate (%)	27	**	32	45	26	50		32
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
d The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
e Includes a non-recurring payment from the Advisor which amounted to $.0004 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $.0063 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.06% lower.
* Annualized
** Not annualized

DWS LifeCompass 2030 Fund — Class A
	Six Months Ended 2/28/14 (Unaudited)		Years Ended August 31,
			2013	2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$10.66		$9.71	$9.10	$8.04	$7.87	$10.26
Income (loss) from investment operations: Net investment incomea	.09		.19	.13	.12	.11	.13
Net realized and unrealized gain (loss)	1.20		.92	.61	1.04	.18	(1.94)
Total from investment operations	1.29		1.11	.74	1.16	.29	(1.81)
Less distributions from: Net investment income	(.31)		(.16)	(.13)	(.10)	(.12)	(.11)
Net realized gains	(.13)		—	—	—	—	(.47)
Total distributions	(.44)		(.16)	(.13)	(.10)	(.12)	(.58)
Net asset value, end of period	$11.51		$10.66	$9.71	$9.10	$8.04	$7.87
Total Return (%)b,c,d	12.07	**	11.61	8.26	14.44	3.63	(16.57)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	35		40	41	38	40	31
Ratio of expenses before expense reductions (%)e	.84	*	.82	.80	.80	.85	1.17
Ratio of expenses after expense reductions (%)e	.46	*	.47	.58	.58	.55	.45
Ratio of net investment income (%)	1.63	*	1.84	1.39	1.30	1.33	1.83
Portfolio turnover rate (%)	26	**	41	46	32	44	40
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass 2030 Fund — Class B
	Six Months Ended 2/28/14 (Unaudited)		Years Ended August 31,
			2013	2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$10.63		$9.67	$9.06	$8.02	$7.84	$10.21
Income (loss) from investment operations: Net investment incomea	.05		.12	.06	.05	.05	.08
Net realized and unrealized gain (loss)	1.18		.93	.61	1.02	.19	(1.92)
Total from investment operations	1.23		1.05	.67	1.07	.24	(1.84)
Less distributions from: Net investment income	(.22)		(.09)	(.06)	(.03)	(.06)	(.06)
Net realized gains	(.13)		—	—	—	—	(.47)
Total distributions	(.35)		(.09)	(.06)	(.03)	(.06)	(.53)
Net asset value, end of period	$11.51		$10.63	$9.67	$9.06	$8.02	$7.84
Total Return (%)b,c,d	11.53	**	10.90	7.48	13.36	2.98	(17.11)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.3		1	1	1	2	2
Ratio of expenses before expense reductions (%)e	1.69	*	1.61	1.55	1.56	1.63	2.07
Ratio of expenses after expense reductions (%)e	1.21	*	1.22	1.33	1.33	1.30	1.20
Ratio of net investment income (%)	.88	*	1.13	.63	.55	.59	1.08
Portfolio turnover rate (%)	26	**	41	46	32	44	40
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass 2030 Fund — Class C
	Six Months Ended 2/28/14 (Unaudited)		Years Ended August 31,
			2013	2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$10.62		$9.67	$9.06	$8.01	$7.83	$10.21
Income (loss) from investment operations: Net investment incomea	.05		.11	.06	.05	.05	.08
Net realized and unrealized gain (loss)	1.18		.93	.61	1.03	.19	(1.93)
Total from investment operations	1.23		1.04	.67	1.08	.24	(1.85)
Less distributions from: Net investment income	(.22)		(.09)	(.06)	(.03)	(.06)	(.06)
Net realized gains	(.13)		—	—	—	—	(.47)
Total distributions	(.35)		(.09)	(.06)	(.03)	(.06)	(.53)
Net asset value, end of period	$11.50		$10.62	$9.67	$9.06	$8.01	$7.83
Total Return (%)b,c,d	11.54	**	10.80	7.48	13.50	2.99	(17.22)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6		5	5	5	5	6
Ratio of expenses before expense reductions (%)e	1.49	*	1.52	1.48	1.50	1.54	1.96
Ratio of expenses after expense reductions (%)e	1.21	*	1.22	1.33	1.33	1.30	1.20
Ratio of net investment income (%)	.88	*	1.06	.61	.55	.59	1.08
Portfolio turnover rate (%)	26	**	41	46	32	44	40
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass 2030 Fund — Class S
	Six Months Ended 2/28/14 (Unaudited)		Years Ended August 31,
			2013	2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$10.68		$9.72	$9.11	$8.05	$7.87	$10.27
Income (loss) from investment operations: Net investment incomea	.11		.22	.15	.15	.13	.15
Net realized and unrealized gain (loss)	1.18		.93	.61	1.04	.19	(1.95)
Total from investment operations	1.29		1.15	.76	1.19	.32	(1.80)
Less distributions from: Net investment income	(.34)		(.19)	(.15)	(.13)	(.14)	(.13)
Net realized gains	(.13)		—	—	—	—	(.47)
Total distributions	(.47)		(.19)	(.15)	(.13)	(.14)	(.60)
Net asset value, end of period	$11.50		$10.68	$9.72	$9.11	$8.05	$7.87
Total Return (%)b,c	12.06	**	11.99	8.52	14.72	4.02	(16.43)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	19		18	21	18	11	7
Ratio of expenses before expense reductions (%)d	.57	*	.57	.55	.55	.59	.97
Ratio of expenses after expense reductions (%)d	.21	*	.22	.33	.33	.30	.20
Ratio of net investment income (%)	1.89	*	2.12	1.58	1.55	1.58	2.08
Portfolio turnover rate (%)	26	**	41	46	32	44	40
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
d The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass 2040 Fund — Class A
	Six Months Ended 2/28/14 (Unaudited)		Years Ended August 31,
			2013	2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$9.20		$8.26	$7.92	$7.14	$6.97	$8.77
Income (loss) from investment operations: Net investment incomea	.07		.16	.10	.09	.08	.08
Net realized and unrealized gain (loss)	1.11		.96	.51	.94	.17	(1.74)
Total from investment operations	1.18		1.12	.61	1.03	.25	(1.66)
Less distributions from: Net investment income	(.26)		(.12)	(.10)	(.09)	(.08)	(.05)
Net realized gains	(1.09)		(.06)	(.17)	(.16)	—	(.09)
Total distributions	(1.35)		(.18)	(.27)	(.25)	(.08)	(.14)
Net asset value, end of period	$9.03		$9.20	$8.26	$7.92	$7.14	$6.97
Total Return (%)b,c,d	13.03	**	13.84	8.04	14.34	3.58	(18.67)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	14		18	22	17	17	9
Ratio of expenses before expense reductions (%)e	1.11	*	.96	.93	1.02	1.22	2.90
Ratio of expenses after expense reductions (%)e	.46	*	.47	.55	.55	.54	.49
Ratio of net investment income (%)	1.39	*	1.77	1.28	1.11	1.12	1.32
Portfolio turnover rate (%)	33	**	45	38	33	39	30
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass 2040 Fund — Class C
	Six Months Ended 2/28/14 (Unaudited)		Years Ended August 31,
			2013	2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$9.16		$8.23	$7.89	$7.11	$6.94	$8.73
Income (loss) from investment operations: Net investment incomea	.03		.09	.04	.03	.03	.04
Net realized and unrealized gain (loss)	1.10		.96	.52	.94	.17	(1.73)
Total from investment operations	1.13		1.05	.56	.97	.20	(1.69)
Less distributions from: Net investment income	(.18)		(.06)	(.05)	(.03)	(.03)	(.01)
Net realized gains	(1.09)		(.06)	(.17)	(.16)	—	(.09)
Total distributions	(1.27)		(.12)	(.22)	(.19)	(.03)	(.10)
Net asset value, end of period	$9.02		$9.16	$8.23	$7.89	$7.11	$6.94
Total Return (%)b,c,d	12.52	**	12.88	7.25	13.53	2.81	(19.43)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.3		.3	.2	.2	.2	.2
Ratio of expenses before expense reductions (%)e	1.82	*	1.72	1.75	1.84	2.20	3.86
Ratio of expenses after expense reductions (%)e	1.21	*	1.22	1.30	1.30	1.28	1.24
Ratio of net investment income (%)	.70	*	.97	.51	.36	.37	.57
Portfolio turnover rate (%)	33	**	45	38	33	39	30
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass 2040 Fund — Class S
	Six Months Ended 2/28/14 (Unaudited)		Years Ended August 31,
			2013	2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$9.22		$8.29	$7.94	$7.16	$6.99	$8.79
Income (loss) from investment operations: Net investment incomea	.08		.19	.12	.11	.10	.10
Net realized and unrealized gain (loss)	1.12		.94	.52	.94	.17	(1.74)
Total from investment operations	1.20		1.13	.64	1.05	.27	(1.64)
Less distributions from: Net investment income	(.29)		(.14)	(.12)	(.11)	(.10)	(.07)
Net realized gains	(1.09)		(.06)	(.17)	(.16)	—	(.09)
Total distributions	(1.38)		(.20)	(.29)	(.27)	(.10)	(.16)
Net asset value, end of period	$9.04		$9.22	$8.29	$7.94	$7.16	$6.99
Total Return (%)b,c	13.19	**	13.96	8.43	14.60	3.83	(18.32)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	12		12	18	14	8	4
Ratio of expenses before expense reductions (%)d	.82	*	.72	.68	.77	.99	2.70
Ratio of expenses after expense reductions (%)d	.21	*	.22	.30	.30	.29	.24
Ratio of net investment income (%)	1.68	*	2.15	1.45	1.36	1.37	1.57
Portfolio turnover rate (%)	33	**	45	38	33	39	30
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
d The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund (hereinafter referred to individually as "Fund" or collectively as "Funds") are each a diversified series of DWS Target Date Series (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The Funds mainly invest in other affiliated DWS funds (i.e., mutual funds, exchange-traded funds and other pooled investment vehicles managed by Deutsche Investment Management Americas Inc. or one of its affiliates, together the "Underlying DWS Funds") and non-affiliated exchange-traded funds ("Non-affiliated ETFs"). Non-affiliated ETFs and Underlying DWS Funds are collectively referred to as "Underlying Funds." Each Underlying DWS Fund's accounting policies and investment holdings are outlined in the Underlying DWS Funds' financial statements and are available upon request.

Each Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of each Fund have equal rights with respect to voting subject to class-specific arrangements.

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by each Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Investments in Mutual Funds are valued at the net asset value per share of each class of the Mutual Fund and are categorized as Level 1.

ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. ETFs are categorized as Level 1 securities.

Disclosure about the classification of fair value measurements is included in a table following each Fund's Investment Portfolio.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Each Fund is treated as a single corporate taxpayer.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At August 31, 2013, DWS LifeCompass Retirement Fund had a net tax basis capital loss carryforward of approximately $11,966,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2018, ($11,386,000) and August 31, 2019 ($580,000), the respective expiration dates, whichever occurs first.

At August 31, 2013, DWS LifeCompass 2015 Fund had a net tax basis capital loss carryforward of approximately $39,136,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2018 ($28,969,000) and August 31, 2019 ($10,167,000), the respective expiration dates, whichever occurs first.

At August 31, 2013, DWS LifeCompass 2020 Fund had a net tax basis capital loss carryforward of approximately $26,001,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2018 ($16,575,000) and August 31, 2019 ($9,426,000), the respective expiration dates, whichever occurs first.

The Funds have reviewed the tax positions for the open tax years as of August 31, 2013 and have determined that no provision for income tax and/or uncertain tax provisions is required in the Funds' financial statements. The Funds' federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of DWS LifeCompass Retirement Fund and DWS LifeCompass 2015 Fund are declared and distributed to shareholders quarterly. Distributions from net investment income of DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Funds may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of a Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of each Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Fund or delegates such responsibility to the Fund's subadvisor. The Advisor has agreed not to be paid a management fee directly from the Funds for performing its services under the Investment Management Agreement. However, the Advisor will receive management fees from managing the Underlying DWS Funds in which each Fund invests.

The Funds do not invest in the Underlying DWS Funds for the purpose of exercising management or control; however, investments within the set limits may represent 5% or more of an Underlying DWS Funds' outstanding shares. At February 28, 2014, DWS LifeCompass Retirement Fund held 5% or greater of the following Underlying DWS Fund's outstanding shares: approximately 5% of DWS U.S. Bond Index Fund. At February 28, 2014, DWS LifeCompass 2015 Fund held 5% or greater of the following Underlying DWS Funds' outstanding shares: approximately 6% of DWS U.S. Bond Index Fund. At February 28, 2014, DWS LifeCompass 2020 Fund held 5% or greater of the following Underlying DWS Funds' outstanding shares: approximately 9% of DWS U.S. Bond Index Fund, 7% of DWS Small Cap Core Fund, 5% of DWS Core Fixed Income Fund and 5% of DWS Global Equity Fund. At February 28, 2014, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund did not invest in more than 5% of any Underlying DWS Fund.

For the period from September 1, 2013 through November 30, 2014, the Advisor has contractually agreed to reimburse or pay certain operating expenses to the extent necessary to maintain the Funds' operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and indirect expenses of Underlying Funds) as a percentage of average daily net assets as follows:
	DWS LifeCompass Retirement Fund	DWS LifeCompass 2015 Fund	DWS LifeCompass 2020 Fund	DWS LifeCompass 2030 Fund	DWS LifeCompass 2040 Fund
Class A	.46%	.46%	.46%	.46%	.46%
Class B	1.21%	1.21%	1.21%	1.21%	—
Class C	1.21%	1.21%	1.21%	1.21%	1.21%
Class S	.21%	.21%	.21%	.21%	.21%

For the six months ended February 28, 2014, fees waived and/or expenses reimbursed for each fund were as follows:
DWS LifeCompass Retirement Fund Class A	$32,717
Class B	499
Class C	5,878
Class S	61,924
$101,018
DWS LifeCompass 2015 Fund Class A	$57,762
Class B	1,650
Class C	11,007
Class S	51,178
$121,597
DWS LifeCompass 2020 Fund Class A	$75,619
Class B	2,300
Class C	11,714
Class S	98,575
$188,208
DWS LifeCompass 2030 Fund Class A	$68,909
Class B	919
Class C	7,072
Class S	34,411
$111,311
DWS LifeCompass 2040 Fund Class A	$51,654
Class C	974
Class S	37,022
$89,650

Each Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying DWS Funds and Non-affiliated ETFs in which it is invested.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Funds. For all services provided under the Administrative Services Agreement, the Funds pay DIMA an annual fee ("Administration Fee") of 0.10% of each Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended February 28, 2014, the Administration Fee for each Fund was as follows:
Administration Fee	Total Aggregated	Unpaid at February 28, 2014
DWS LifeCompass Retirement Fund	$33,121	$4,793
DWS LifeCompass 2015 Fund	$45,037	$6,594
DWS LifeCompass 2020 Fund	$87,119	$13,172
DWS LifeCompass 2030 Fund	$30,386	$4,512
DWS LifeCompass 2040 Fund	$14,268	$1,989

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Funds. For the six months ended February 28, 2014, the amounts charged to the Funds by DISC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at February 28, 2014
DWS LifeCompass Retirement Fund Class A	$16,955	$7,517
Class B	287	99
Class C	1,809	722
Class S	28,836	10,683
	$47,887	$19,021
DWS LifeCompass 2015 Fund Class A	$35,281	$14,710
Class B	1,248	562
Class C	4,176	1,625
Class S	34,741	13,657
	$75,446	$30,554
DWS LifeCompass 2020 Fund Class A	$64,303	$24,120
Class B	2,065	785
Class C	6,701	2,293
Class S	86,055	31,266
	$159,124	$58,464
DWS LifeCompass 2030 Fund Class A	$42,041	$16,583
Class B	520	181
Class C	2,546	841
Class S	20,125	7,010
	$65,232	$24,615
DWS LifeCompass 2040 Fund Class A	$23,311	$11,096
Class C	408	112
Class S	15,415	5,265
	$39,134	$16,473

Distribution and Service Fees. Under the Funds' Class B and Class C 12b-1 Plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Funds' Underwriting and Distribution Services Agreements, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended February 28, 2014, the Distribution Fees were as follows:
Distribution Fees	Total Aggregated	Unpaid at February 28, 2014
DWS LifeCompass Retirement Fund Class B	$746	$97
Class C	15,058	2,275
	$15,804	$2,372
DWS LifeCompass 2015 Fund Class B	$2,452	$319
Class C	36,496	5,615
	$38,948	$5,934
DWS LifeCompass 2020 Fund Class B	$5,016	$696
Class C	50,503	7,855
	$55,519	$8,551
DWS LifeCompass 2030 Fund Class B	$1,432	$257
Class C	18,872	3,185
	$20,304	$3,442
DWS LifeCompass 2040 Fund Class C	$1,204	$190

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended February 28, 2014, the Service Fees were as follows:
Service Fees	Total Aggregated	Unpaid at February 28, 2014	Annualized Effective Rate
DWS LifeCompass Retirement Fund Class A	$21,435	$8,050	.24%
Class B	232	101	.23%
Class C	4,934	1,632	.25%
	$26,601	$9,783
DWS LifeCompass 2015 Fund Class A	$53,072	$18,977	.24%
Class B	813	277	.25%
Class C	12,131	4,068	.25%
	$66,016	$23,322
DWS LifeCompass 2020 Fund Class A	$87,467	$28,501	.24%
Class B	1,633	511	.24%
Class C	16,799	5,565	.25%
	$105,899	$34,577
DWS LifeCompass 2030 Fund Class A	$43,896	$14,238	.24%
Class B	472	143	.25%
Class C	6,176	2,044	.25%
	$50,544	$16,425
DWS LifeCompass 2040 Fund Class A	$18,895	$6,135	.24%
Class C	401	139	.25%
	$19,296	$6,274

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Funds. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended February 28, 2014 for DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund aggregated $2,655, $1,599, $4,066, $1,304 and $1,485, respectively.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended February 28, 2014, the CDSC for Class B shares aggregated $193, $454, $518 and $1,513, respectively, for DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund and DWS LifeCompass 2030 Fund and Class C shares aggregated $30, $161 and $600, respectively, for DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund and DWS LifeCompass 2030 Fund. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Funds. For the six months ended February 28, 2014, the amounts charged to the Funds by DIMA included in the Statements of Operations under "reports to shareholders" were as follows:
Typesetting and Filing Service Fees	Total Aggregated	Unpaid at February 28, 2014
DWS LifeCompass Retirement Fund	$5,145	$469
DWS LifeCompass 2015 Fund	$5,430	$588
DWS LifeCompass 2020 Fund	$4,955	$294
DWS LifeCompass 2030 Fund	$5,131	$337
DWS LifeCompass 2040 Fund	$4,895	$332

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and DWS Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and DWS Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee.

C. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds. At February 28, 2014, there was one shareholder account that held approximately 16% and 32% of the outstanding shares of DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund, respectively.

D. Share Transactions

DWS LifeCompass Retirement Fund

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended February 28, 2014		Year Ended August 31, 2013
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	83,658	$1,027,616	271,555	$3,235,053
Class B	1	12	3,426	40,567
Class C	13,869	171,590	17,770	211,923
Class S	169,913	2,089,129	317,092	3,768,011
		$3,288,347		$7,255,554
Shares issued to shareholders in reinvestment of distributions
Class A	15,613	$190,873	44,356	$522,220
Class B	118	1,438	488	5,751
Class C	2,135	26,117	4,567	53,790
Class S	41,821	511,451	89,052	1,047,433
		$729,879		$1,629,194
Shares redeemed
Class A	(788,538)	$(9,627,284)	(913,414)	$(10,777,810)
Class B	(6,816)	(83,434)	(39,300)	(468,602)
Class C	(74,358)	(901,389)	(95,763)	(1,134,192)
Class S	(561,206)	(6,882,423)	(1,171,840)	(13,943,608)
		$(17,494,530)		$(26,324,212)
Net increase (decrease)
Class A	(689,267)	$(8,408,795)	(597,503)	$(7,020,537)
Class B	(6,697)	(81,984)	(35,386)	(422,284)
Class C	(58,354)	(703,682)	(73,426)	(868,479)
Class S	(349,472)	(4,281,843)	(765,696)	(9,128,164)
		$(13,476,304)		$(17,439,464)

DWS LifeCompass 2015 Fund

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended February 28, 2014		Year Ended August 31, 2013
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	208,717	$2,546,861	438,702	$5,070,229
Class B	2	18	586	6,847
Class C	21,567	266,331	30,157	350,403
Class S	134,331	1,642,789	541,540	6,252,763
		$4,455,999		$11,680,242
Shares issued to shareholders in reinvestment of distributions
Class A	38,241	$465,164	85,951	$983,511
Class B	389	4,736	1,109	12,674
Class C	5,138	62,581	9,747	111,563
Class S	37,417	454,391	109,304	1,244,867
		$986,872		$2,352,615
Shares redeemed
Class A	(669,426)	$(8,175,805)	(1,935,559)	$(22,345,695)
Class B	(19,094)	(233,094)	(70,974)	(821,958)
Class C	(66,046)	(806,066)	(188,525)	(2,181,183)
Class S	(698,870)	(8,499,414)	(3,831,023)	(44,398,129)
		$(17,714,379)		$(69,746,965)
Net increase (decrease)
Class A	(422,468)	$(5,163,780)	(1,410,906)	$(16,291,955)
Class B	(18,703)	(228,340)	(69,279)	(802,437)
Class C	(39,341)	(477,154)	(148,621)	(1,719,217)
Class S	(527,122)	(6,402,234)	(3,180,179)	(36,900,499)
		$(12,271,508)		$(55,714,108)

DWS LifeCompass 2020 Fund

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended February 28, 2014		Year Ended August 31, 2013
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	233,274	$3,551,172	679,740	$9,581,129
Class B	6	84	375	5,280
Class C	70,987	1,071,389	66,255	945,480
Class S	335,016	5,118,545	814,682	11,486,284
		$9,741,190		$22,018,173
Shares issued to shareholders in reinvestment of distributions
Class A	101,530	$1,548,325	105,996	$1,434,136
Class B	1,185	18,004	2,093	28,184
Class C	11,867	180,378	10,294	138,762
Class S	141,410	2,156,507	163,576	2,213,189
		$3,903,214		$3,814,271
Shares redeemed
Class A	(731,840)	$(11,053,013)	(1,723,967)	$(24,066,063)
Class B	(24,224)	(362,873)	(93,028)	(1,307,266)
Class C	(95,182)	(1,432,914)	(197,662)	(2,770,639)
Class S	(834,322)	(12,616,825)	(2,703,995)	(38,242,756)
		$(25,465,625)		$(66,386,724)
Net increase (decrease)
Class A	(397,036)	$(5,953,516)	(938,231)	$(13,050,798)
Class B	(23,033)	(344,785)	(90,560)	(1,273,802)
Class C	(12,328)	(181,147)	(121,113)	(1,686,397)
Class S	(357,896)	(5,341,773)	(1,725,737)	(24,543,283)
		$(11,821,221)		$(40,554,280)

DWS LifeCompass 2030 Fund

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended February 28, 2014		Year Ended August 31, 2013
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	207,472	$2,351,464	977,071	$10,132,173
Class B	1,000	11,379	872	8,812
Class C	82,734	934,416	50,069	516,039
Class S	220,882	2,500,783	982,064	10,031,445
		$5,798,042		$20,688,469
Shares issued to shareholders in reinvestment of distributions
Class A	115,396	$1,310,897	70,183	$685,755
Class B	925	10,529	544	5,324
Class C	13,312	151,488	4,032	39,437
Class S	67,084	761,401	43,455	424,161
		$2,234,315		$1,154,677
Shares redeemed
Class A	(984,716)	$(11,078,864)	(1,582,047)	$(16,387,897)
Class B	(21,628)	(239,725)	(48,937)	(497,408)
Class C	(50,950)	(577,571)	(94,406)	(969,882)
Class S	(350,164)	(3,965,998)	(1,444,611)	(14,951,440)
		$(15,862,158)		$(32,806,627)
Net increase (decrease)
Class A	(661,848)	$(7,416,503)	(534,793)	$(5,569,969)
Class B	(19,703)	(217,817)	(47,521)	(483,272)
Class C	45,096	508,333	(40,305)	(414,406)
Class S	(62,198)	(703,814)	(419,092)	(4,495,834)
		$(7,829,801)		$(10,963,481)

DWS LifeCompass 2040 Fund

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended February 28, 2014		Year Ended August 31, 2013
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	297,262	$2,909,813	753,047	$6,664,916
Class C	5,988	59,038	8,538	73,935
Class S	230,199	2,227,933	947,361	8,274,889
		$5,196,784		$15,013,740
Shares issued to shareholders in reinvestment of distributions
Class A	246,765	$2,203,612	57,036	$472,255
Class C	5,178	46,290	425	3,528
Class S	190,881	1,706,477	57,031	472,782
		$3,956,379		$948,565
Shares redeemed
Class A	(970,015)	$(9,104,501)	(1,446,422)	$(12,829,812)
Class C	(6,008)	(53,654)	(2,962)	(26,375)
Class S	(427,466)	(4,062,750)	(1,865,662)	(16,452,936)
		$(13,220,905)		$(29,309,123)
Net increase (decrease)
Class A	(425,988)	$(3,991,076)	(636,339)	$(5,692,641)
Class C	5,158	51,674	6,001	51,088
Class S	(6,386)	(128,340)	(861,270)	(7,705,265)
		$(4,067,742)		$(13,346,818)

E. Transactions with Affiliates

The Funds mainly invest in Underlying DWS Funds and Non-affiliated ETFs. The Underlying DWS Funds in which the Funds invest are considered to be affiliated investments. A summary of each Fund's transactions with affiliated Underlying DWS Funds during the six months ended February 28, 2014 is as follows:

DWS LifeCompass Retirement Fund
Affiliate	Value ($) at 8/31/2013	Purchases Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 2/28/2014
DWS Capital Growth Fund	1,373,306	51,984	771,197	158,367	4,761	47,223	785,866
DWS Core Equity Fund	5,206,345	2,257,805	965,332	(4,670)	34,509	458,295	7,056,829
DWS Core Fixed Income Fund	16,198,603	190,135	8,346,125	(805,304)	182,972	—	8,251,560
DWS Diversified Market Neutral Fund	746,294	81,205	86,366	(3,940)	—	79,805	670,986
DWS EAFE Equity Index Fund	4,001,232	417,036	2,394,100	222,053	51,922	—	2,453,923
DWS Emerging Markets Equity Fund	1,114,914	83,681	728,000	(57,156)	8,757	—	495,979
DWS Enhanced Commodity Strategy Fund	766,633	4,500	87,300	(33,499)	—	—	699,148
DWS Enhanced Emerging Markets Fixed Income Fund	—	1,881,300	39,400	(114)	—	—	1,873,144
DWS Enhanced Global Bond Fund	1,893,718	76,393	213,500	(8,630)	32,070	13,123	1,804,167
DWS Equity 500 Index Fund	9,555,418	86,702	2,988,219	567,918	86,702	—	7,825,135
DWS Floating Rate Fund	760,975	1,361,464	409,204	790	31,764	—	1,719,120
DWS Global Equity Fund	601,261	108,976	147,300	4,727	13,276	—	640,641
DWS Global Growth Fund	—	1,050,393	597,347	16,417	5,393	—	493,997
DWS Global High Income Fund	763,277	8,138	790,080	27,017	8,271	—	—
DWS Global Inflation Fund	3,743,563	1,582,410	3,930,200	(325,921)	11,409	—	1,422,645
DWS Global Small Cap Growth Fund	—	1,334,646	251,200	(14,004)	3,342	48,305	1,083,107
DWS High Income Fund	1,918,113	52,972	1,445,177	63,439	39,172	—	577,476
DWS International Fund	671,161	—	739,740	116,509	—	—	—
DWS Latin America Equity Fund	—	106,971	59,800	(15,910)	1,035	5,735	26,676
DWS Mid Cap Value Fund	187,261	—	203,195	58,998	—	—	—
DWS Short Duration Fund	2,647,359	4,644,139	353,790	(1,135)	59,539	—	6,930,264
DWS Small Cap Core Fund	2,354,005	108,603	473,700	56,371	10,820	30,085	2,324,369
DWS Small Cap Growth Fund		261,251	108,100	1,987	—	13,451	154,231
DWS Small Cap Value Fund	—	317,770	180,400	2,921	1,418	41,752	103,032
DWS U.S. Bond Index Fund	16,492,615	679,525	8,585,509	(614,509)	184,603	481,608	8,238,352
DWS World Dividend Fund	—	297,174	57,000	(1,127)	874	—	244,354
Central Cash Management Fund	566,090	19,754,006	16,651,524	—	516	—	3,668,572
Total	71,562,143	36,799,179	51,602,805	(588,405)	773,125	1,219,382	59,543,573

DWS LifeCompass 2015 Fund
Affiliate	Value ($) at 8/31/2013	Purchases Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 2/28/2014
DWS Capital Growth Fund	3,125,344	91,925	2,270,449	605,208	7,483	74,241	1,245,238
DWS Core Equity Fund	7,805,972	4,109,412	1,588,907	828	52,989	720,523	11,182,322
DWS Core Fixed Income Fund	16,258,228	782,075	7,330,280	(424,216)	207,029	—	9,947,113
DWS Diversified Market Neutral Fund	1,219,603	138,505	119,423	(6,751)	—	132,405	1,121,876
DWS EAFE Equity Index Fund	8,516,758	177,908	4,279,700	519,913	135,197	—	5,366,808
DWS Emerging Markets Equity Fund	1,903,807	119,714	1,002,400	(28,941)	15,180	—	1,071,976
DWS Enhanced Commodity Strategy Fund	499,342	500	44,000	(7,214)	—	—	465,918
DWS Enhanced Emerging Markets Fixed Income Fund	981,335	1,313,321	76,800	(1,838)	18,121	—	2,271,572
DWS Enhanced Global Bond Fund	1,855,771	51,670	145,094	(5,677)	31,414	13,056	1,808,939
DWS Equity 500 Index Fund	15,227,214	344,953	4,998,671	989,321	137,153	—	12,399,877
DWS Floating Rate Fund	1,001,062	1,753,663	543,920	893	41,063	—	2,218,347
DWS Global Equity Fund	741,531	797,808	254,535	(1,160)	28,808	—	1,400,919
DWS Global Growth Fund	—	1,203,551	176,688	(151)	5,851	—	1,080,368
DWS Global High Income Fund	996,497	10,625	1,031,490	39,128	10,762	—	—
DWS Global Inflation Fund	2,545,232	16,651	881,700	(56,757)	16,651	—	1,714,921
DWS Global Small Cap Growth Fund	—	2,748,475	383,000	(18,834)	7,251	104,824	2,368,752
DWS High Income Fund	2,009,553	46,572	1,366,815	59,354	45,472	—	745,141
DWS International Fund	817,151	—	900,648	106,865	—	—	—
DWS Latin America Equity Fund	—	187,839	95,700	(24,115)	1,796	9,944	57,744
DWS Short Duration Fund	2,593,412	6,289,642	516,105	(1,508)	74,342	—	8,354,326
DWS Small Cap Core Fund	3,035,724	209,807	832,300	178,216	13,143	36,548	2,846,002
DWS Small Cap Growth Fund	—	316,338	128,900	2,601	—	16,338	188,890
DWS Small Cap Value Fund	—	389,133	221,600	2,403	1,723	50,710	126,137
DWS U.S. Bond Index Fund	16,746,608	798,676	7,177,780	(548,282)	203,377	570,078	9,931,033
DWS World Dividend Fund	1,161,188	49,662	771,500	105,847	6,662	—	534,363
Central Cash Management Fund	1,931,573	24,510,934	22,227,921	—	602	—	4,214,586
Total	90,972,905	46,459,359	59,366,326	1,485,133	1,062,069	1,728,667	82,663,168

DWS LifeCompass 2020 Fund
Affiliate	Value ($) at 8/31/2013	Purchases Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 2/28/2014
DWS Capital Growth Fund	4,582,122	207,780	2,069,158	644,832	19,027	188,753	3,258,397
DWS Core Equity Fund	19,896,696	9,148,692	1,948,206	(7,732)	134,886	1,831,806	29,260,297
DWS Core Fixed Income Fund	19,255,841	789,032	5,701,949	(302,764)	281,552	—	14,655,817
DWS Diversified Market Neutral Fund	1,760,386	260,403	152,267	(8,275)	—	194,603	1,697,210
DWS EAFE Equity Index Fund	15,976,072	1,220,301	5,869,000	533,846	269,056	—	13,189,304
DWS Emerging Markets Equity Fund	5,185,471	346,732	1,939,600	(71,446)	42,116	—	3,742,117
DWS Enhanced Commodity Strategy Fund	1,809,383	50,600	130,171	(50,974)	—	—	1,769,012
DWS Enhanced Emerging Markets Fixed Income Fund	1,732,292	1,810,982	76,896	(3,852)	32,282	—	3,551,411
DWS Enhanced Global Bond Fund	3,540,062	229,961	242,692	(6,809)	61,296	25,366	3,616,520
DWS Equity 500 Index Fund	32,219,540	321,947	4,354,575	833,134	321,947	—	32,445,809
DWS Floating Rate Fund	1,793,006	1,927,159	654,973	1,208	58,359	—	3,077,189
DWS Global Equity Fund	4,437,427	107,792	1,656,372	283,909	68,792	—	3,442,829
DWS Global Growth Fund	1,714,980	3,422,943	2,889,155	89,967	27,943	—	2,655,040
DWS Global High Income Fund	1,801,017	19,203	1,864,261	60,702	19,511	—	—
DWS Global Inflation Fund	5,688,144	123,900	3,372,200	(324,420)	28,800	—	2,526,877
DWS Global Small Cap Growth Fund	—	6,424,228	612,552	(37,011)	17,316	250,312	5,821,333
DWS High Income Fund	2,257,390	101,809	1,390,746	82,368	56,309	—	1,033,649
DWS International Fund	1,983,163	—	2,185,802	286,173	—	—	—
DWS Large Cap Focus Growth Fund	611,440	—	678,209	291,539	—	—	—
DWS Large Cap Value Fund	2,219,378	11,998	2,377,407	1,009,875	11,998	—	—
DWS Latin America Equity Fund	—	515,230	219,100	(58,331)	4,982	27,592	201,573
DWS Short Duration Fund	4,947,064	11,654,291	4,284,071	(13,667)	104,791	—	12,309,573
DWS Small Cap Core Fund	6,943,154	623,591	1,727,577	248,708	30,625	85,165	6,822,991
DWS Small Cap Growth Fund	—	714,865	265,100	5,931	—	38,065	452,761
DWS Small Cap Value Fund	—	880,197	480,215	12,144	4,019	118,278	302,442
DWS Technology Fund	982,509	—	1,063,279	442,485	—	—	—
DWS U.S. Bond Index Fund	22,204,079	1,779,370	8,698,277	(821,633)	289,358	838,005	14,633,055
DWS World Dividend Fund	—	1,430,628	143,056	(2,808)	4,528	—	1,313,284
Central Cash Management Fund	6,092,349	33,300,891	32,930,395	—	1,085	—	6,462,845
Total	169,632,965	77,424,525	89,977,261	3,117,099	1,890,578	3,597,945	168,241,335

DWS LifeCompass 2030 Fund
Affiliate	Value ($) at 8/31/2013	Purchases Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 2/28/2014
DWS Capital Growth Fund	2,914,689	100,880	1,812,500	571,454	8,505	84,375	1,492,463
DWS Core Equity Fund	8,561,845	4,510,342	608,578	(3,358)	59,186	818,855	13,402,575
DWS Core Fixed Income Fund	4,678,161	118,499	1,871,400	(68,636)	59,352	—	2,990,012
DWS Diversified Market Neutral Fund	640,313	95,187	69,300	(1,856)	—	67,887	606,594
DWS EAFE Equity Index Fund	7,793,736	597,714	4,276,800	454,793	99,030	—	4,974,432
DWS Emerging Markets Equity Fund	2,205,302	218,090	811,800	(28,434)	17,176	—	1,684,956
DWS Enhanced Commodity Strategy Fund	659,130	28,800	68,800	(26,731)	—	—	633,284
DWS Enhanced Emerging Markets Fixed Income Fund	—	616,900	310,600	(3,010)	—	—	306,502
DWS Enhanced Global Bond Fund	710,286	57,085	72,600	(1,703)	12,128	4,880	713,084
DWS Equity 500 Index Fund	15,359,958	324,859	2,798,544	486,092	147,859	—	14,861,623
DWS Floating Rate Fund	—	601,043	326,600	684	6,843	—	275,417
DWS Global Equity Fund	1,350,954	33,710	261,600	41,199	25,320	—	1,298,525
DWS Global Growth Fund	—	1,945,689	1,026,400	32,209	10,285	—	1,001,301
DWS Global Inflation Fund	634,755	22,283	149,900	(20,425)	4,655	—	515,494
DWS Global Small Cap Growth Fund	—	2,406,534	216,000	(12,987)	6,373	92,132	2,195,525
DWS High Income Fund	984,122	25,829	941,000	51,530	15,529	—	92,526
DWS International Fund	753,810	—	830,834	108,034	—	—	—
DWS Large Cap Value Fund	1,867,876	10,098	2,000,877	442,073	10,098	—	—
DWS Latin America Equity Fund	—	213,453	84,200	(22,244)	2,031	11,254	90,771
DWS RREEF Global Real Estate Securities Fund	677,506	32,784	745,786	7,427	12,598	—	—
DWS RREEF Real Estate Securities Fund	—	391,008	350,440	(40,568)	4,682	17,892	—
DWS Short Duration Fund	993,009	1,653,067	132,275	(562)	21,067	—	2,511,428
DWS Small Cap Core Fund	3,144,241	292,964	841,000	212,314	13,298	36,981	3,036,099
DWS Small Cap Growth Fund	—	313,935	113,900	2,545	—	16,535	201,422
DWS Small Cap Value Fund	—	384,401	207,400	5,572	1,745	51,356	134,575
DWS Technology Fund	475,797	—	514,907	210,854	—	—	—
DWS U.S. Bond Index Fund	5,025,530	329,868	2,240,327	(212,922)	63,852	168,899	2,985,279
DWS World Dividend Fund	1,255,322	223,519	1,040,600	(177,544)	6,819	—	495,318
Central Cash Management Fund	1,621,205	13,244,602	12,594,193	—	350	—	2,271,614
Total	62,307,547	28,793,143	37,319,161	2,005,800	608,781	1,371,046	58,770,819

DWS LifeCompass 2040 Fund
Affiliate	Value ($) at 8/31/2013	Purchases Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 2/28/2014
DWS Capital Growth Fund	1,816,886	97,709	1,391,300	441,473	4,193	41,591	704,328
DWS Core Equity Fund	4,270,118	2,774,744	1,178,900	(10,807)	29,342	403,647	6,324,698
DWS Core Fixed Income Fund	531,045	717,138	749,200	(12,350)	8,247	—	506,785
DWS Diversified Market Neutral Fund	316,201	324,052	339,800	(19,354)	—	31,952	273,657
DWS EAFE Equity Index Fund	4,265,093	474,211	2,510,000	264,551	55,861	—	2,686,738
DWS Emerging Markets Equity Fund	1,452,842	227,403	620,700	(11,871)	10,782	—	1,112,540
DWS Enhanced Commodity Strategy Fund	322,086	31,012	76,300	(14,426)	—	—	282,261
DWS Enhanced Emerging Markets Fixed Income Fund	—	303,800	172,200	(1,484)	—	—	131,504
DWS Enhanced Global Bond Fund	220,825	222,857	246,100	(6,325)	3,611	1,446	202,255
DWS Equity 500 Index Fund	7,372,518	560,714	1,868,300	273,420	72,065	—	7,013,475
DWS Floating Rate Fund	—	208,503	85,100	156	2,303	—	123,677
DWS Global Equity Fund	704,877	59,950	154,700	17,479	14,284	—	701,292
DWS Global Growth Fund	229,811	897,343	656,300	18,289	5,802	—	540,835
DWS Global Inflation Fund	314,918	4,699	236,600	(30,665)	1,299	—	87,391
DWS Global Small Cap Growth Fund	—	1,435,280	250,000	(13,111)	3,596	51,979	1,185,819
DWS High Income Fund	326,753	13,555	306,700	15,723	5,155	—	41,580
DWS International Fund	529,652	—	583,772	146,337	—	—	—
DWS Large Cap Value Fund	1,385,513	7,490	1,484,168	319,893	7,490	—	—
DWS Latin America Equity Fund	—	146,133	61,600	(14,593)	1,274	7,060	59,956
DWS Short Duration Fund	308,692	234,821	117,600	(474)	4,521	—	425,620
DWS Small Cap Core Fund	1,901,226	189,546	676,600	133,962	7,660	21,299	1,674,811
DWS Small Cap Growth Fund	—	192,127	81,600	967	—	9,527	111,119
DWS Small Cap Value Fund	—	231,579	132,900	(897)	1,004	29,575	74,212
DWS Technology Fund	228,393	—	247,156	104,613	—	—	—
DWS U.S. Bond Index Fund	1,136,140	95,343	698,030	(51,593)	12,736	34,750	505,956
DWS World Dividend Fund	1,179,151	40,582	1,020,800	132,280	5,780	—	267,491
Central Cash Management Fund	1,727,399	14,528,502	15,191,726	—	299	—	1,064,175
Total	30,540,139	24,019,093	31,138,152	1,681,193	257,304	632,826	26,102,175

Information About Each Fund's Expenses

As an investor of a Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In addition to the ongoing expenses which the Funds bear directly, the Funds' shareholders indirectly bear the expenses of the Underlying Funds in which the Funds invest. These expenses are not included in the Funds' annualized expense ratios used to calculate the expense estimate in the tables. In the most recent six-month period, DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund limited the ongoing expenses the Funds bear directly; had they not done so, expenses would have been higher. The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (September 1, 2013 to February 28, 2014).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, B, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, B, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

DWS LifeCompass Retirement Fund
Expenses and Value of a $1,000 Investment for the six months ended February 28, 2014 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/13	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/14	$1,076.00	$1,071.90	$1,071.90	$1,077.40
Expenses Paid per $1,000*	$2.37	$6.22	$6.22	$1.08
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/13	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/14	$1,022.51	$1,018.79	$1,018.79	$1,023.75
Expenses Paid per $1,000*	$2.31	$6.06	$6.06	$1.05

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios**	Class A	Class B	Class C	Class S
DWS LifeCompass Retirement Fund	.46%	1.21%	1.21%	.21%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

DWS LifeCompass 2015 Fund
Expenses and Value of a $1,000 Investment for the six months ended February 28, 2014 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/13	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/14	$1,087.20	$1,084.10	$1,083.20	$1,088.70
Expenses Paid per $1,000*	$2.38	$6.25	$6.25	$1.09
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/13	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/14	$1,022.51	$1,018.79	$1,018.79	$1,023.75
Expenses Paid per $1,000*	$2.31	$6.06	$6.06	$1.05

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios**	Class A	Class B	Class C	Class S
DWS LifeCompass 2015 Fund	.46%	1.21%	1.21%	.21%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

DWS LifeCompass 2020 Fund
Expenses and Value of a $1,000 Investment for the six months ended February 28, 2014 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/13	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/14	$1,101.90	$1,097.00	$1,097.00	$1,103.10
Expenses Paid per $1,000*	$2.40	$6.29	$6.29	$1.10
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/13	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/14	$1,022.51	$1,018.79	$1,018.79	$1,023.75
Expenses Paid per $1,000*	$2.31	$6.06	$6.06	$1.05

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios**	Class A	Class B	Class C	Class S
DWS LifeCompass 2020 Fund	.46%	1.21%	1.21%	.21%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

DWS LifeCompass 2030 Fund
Expenses and Value of a $1,000 Investment for the six months ended February 28, 2014 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/13	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/14	$1,120.70	$1,115.30	$1,115.40	$1,120.60
Expenses Paid per $1,000*	$2.42	$6.35	$6.35	$1.10
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/13	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/14	$1,022.51	$1,018.79	$1,018.79	$1,023.75
Expenses Paid per $1,000*	$2.31	$6.06	$6.06	$1.05

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios**	Class A	Class B	Class C	Class S
DWS LifeCompass 2030 Fund	.46%	1.21%	1.21%	.21%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

DWS LifeCompass 2040 Fund
Expenses and Value of a $1,000 Investment for the six months ended February 28, 2014 (Unaudited)
Actual Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/13	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/14	$1,130.30	$1,125.20	$1,131.90
Expenses Paid per $1,000*	$2.43	$6.38	$1.11
Hypothetical 5% Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/13	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/14	$1,022.51	$1,018.79	$1,023.75
Expenses Paid per $1,000*	$2.31	$6.06	$1.05

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios**	Class A	Class C	Class S
DWS LifeCompass 2040 Fund	.46%	1.21%	.21%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of the DWS LifeCompass Retirement Fund's, the DWS LifeCompass 2015 Fund's, the DWS LifeCompass 2020 Fund's, the DWS LifeCompass 2030 Fund's and the DWS LifeCompass 2040 Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2013.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2013, all of the Funds' Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Funds' performance, fees and expenses, and profitability compiled by a fee consultant retained by the Funds' Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Funds.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Funds' contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of each Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Funds since their inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Funds. The Board considered, generally, that shareholders chose to invest or remain invested in each respective Fund knowing that DIMA managed the Fund. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Funds' Board considers these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to each Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to each Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed each Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the Fee Consultant using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds.

LifeCompass 2015 Fund. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2012, the LifeCompass 2015 Fund's performance (Class A shares) was in the 2nd quartile, 3rd quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the three- and five-year periods and has outperformed its benchmark in the one-year period ended December 31, 2012.

LifeCompass 2020 Fund. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2012, the LifeCompass 2020 Fund's performance (Class A shares) was in 2nd quartile, 4th quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the three- and five-year periods and has outperformed its benchmark in the one-year period ended December 31, 2012.

LifeCompass 2030 Fund. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2012, the LifeCompass 2030 Fund's performance (Class A shares) was in the 3rd quartile, 4th quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2012.

LifeCompass 2040 Fund. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2012, the LifeCompass 2040 Fund's performance (Class A shares) was in the 4th quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2012.

LifeCompass Retirement Fund. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2012, the LifeCompass Retirement Fund's performance (Class A shares) was in the 2nd quartile, 3rd quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the three- and five-year periods and has outperformed its benchmark in the one-year period ended December 31, 2012.

The Board noted the disappointing investment performance of each Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board recognized that DIMA has made changes to its investment personnel and processes in recent years in an effort to enhance its investment platform and improve long-term performance across the DWS fund complex.

Fees and Expenses. The Board considered the Funds' investment management fee schedules, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Trustees noted that the Funds do not pay any Fund-level investment advisory fees, but do bear administrative fees.

LifeCompass 2015 Fund. As a result of the administrative fee, the total management fee rates paid by the LifeCompass 2015 Fund were at the median of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). The Board noted that the Fund's Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (4th quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2012, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses").

LifeCompass 2020 Fund. As a result of the administrative fee, the total management fee rates paid by the LifeCompass 2020 Fund were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). The Board noted that the Fund's Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (4th quartile) of the applicable Lipper Universe Expenses.

LifeCompass 2030 Fund. As a result of the administrative fee, the total management fee rates paid by the LifeCompass 2030 Fund were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). The Board noted that the Fund's Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (4th quartile) of the applicable Lipper Universe Expenses.

LifeCompass 2040 Fund. As a result of the administrative fee, the total management fee rates paid by the LifeCompass 2040 Fund were at the median of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). The Board noted that the Fund's Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (4th quartile) of the applicable Lipper Universe Expenses.

LifeCompass Retirement Fund. As a result of the administrative fee, the total management fee rates paid by the LifeCompass Retirement Fund were at the median of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). The Board noted that the Fund's Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (4th quartile) of the applicable Lipper Universe Expenses.

The Board also reviewed data comparing total (net) operating expenses of each share class of each Fund to the applicable Lipper Universe Expenses. The Board also considered information prepared by the Funds' Fee Consultant regarding the competitiveness of each Fund's total expenses relative to a more customized peer universe. The Board considered the Funds' total management fee rates as compared to fees charged by DIMA to comparable funds and considered differences between the Funds and the comparable funds. The Board also considered how each Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitations agreed to by DIMA helped to ensure that each Fund's total (net) operating expenses would remain competitive.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that each Fund's management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA from advising the DWS Funds along with the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality. The Board did not receive profitability information with respect to the Funds (which, as noted above, do not pay any investment advisory fees), but did receive such information with respect to the funds in which the Fund invests. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Funds and whether the Funds benefit from any economies of scale. The Board concluded that each Fund's fee schedule represents an appropriate sharing between each Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Funds and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Funds' chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of each Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:
(800) 728-3337

Web Site
dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset & Wealth Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on dws-investments.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
Deutsche Asset & Wealth Management is the retail brand name in the U.S. for the wealth management and asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset & Wealth Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

DWS LifeCompass Retirement Fund
	Class A	Class B	Class C	Class S
Nasdaq Symbol	SUCAX	SUCBX	SUCCX	SCPCX
CUSIP Number	23337A 608	23337A 707	23337A 806	23337A 871
Fund Number	480	680	780	2080

DWS LifeCompass 2015 Fund
	Class A	Class B	Class C	Class S
Nasdaq Symbol	SPDAX	SPDBX	SPDCX	SPBAX
CUSIP Number	23337A 103	23337A 202	23337A 301	23337A 509
Fund Number	481	681	781	2081

DWS LifeCompass 2020 Fund
	Class A	Class B	Class C	Class S
Nasdaq Symbol	SUPAX	SUPBX	SUPCX	SPGRX
CUSIP Number	23337A 863	23337A 855	23337A 848	23337A 822
Fund Number	482	682	782	2082

DWS LifeCompass 2030 Fund
	Class A	Class B	Class C	Class S
Nasdaq Symbol	PLUSX	PLSBX	PLSCX	PPLSX
CUSIP Number	23337A 814	23337A 798	23337A 780	23337A 772
Fund Number	1084	1284	1384	2084

DWS LifeCompass 2040 Fund
	Class A	Class C	Class S
Nasdaq Symbol	TGTAX	TGTCX	TGTSX
CUSIP Number	23337A 764	23337A 756	23337A 749
Fund Number	457	757	2057

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 09/2013

Notes

Notes

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

DTDS-3
(R-026694-3 4/14)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target Date Series

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 29, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 29, 2014